2000

                               Shareholder Report


                                 TD Waterhouse

                              Family of Funds, Inc.

                            TD Waterhouse Dow 30 Fund

                                     [LOGO]

                                      2000


                                  ANNUAL REPORT


                                October 31, 2000




                       TD Waterhouse Family of Funds Inc.



                               Five portfolios to
                                  choose from:



                                  Money Market

                                        o

                                  US Government

                                        o

                                    Municipal

                                        o

                              California Municipal

                                        o

                               New York Municipal

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                                               TD WATERHOUSE FAMILY OF FUNDS, INC.
                                            BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS                                                                          EXECUTIVE OFFICERS

       George F. Staudter                        Carolyn B. Lewis                         George A. Rio*
       Director of Koger Equity, Inc.            President of                             President, Treasurer
       Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

       Richard W. Dalrymple                      Lawrence J. Toal                         Christopher J. Kelley*
       President of Teamwork                     President and CEO of                     Vice President and Secretary
       Management, Inc.                          Dime Bancorp, Inc.

       *Affiliated person of the Distributor



                                           TD WATERHOUSE ASSET MANAGEMENT, INC.
                                        BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS

       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TD Waterhouse Holdings, Inc.              Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS

       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer & Treasurer      Compliance, Administration
                                                                                          & Operations


                                                   SERVICE PROVIDERS


            INVESTMENT MANAGER                       TRANSFER AGENT                       INDEPENDENT AUDITORS

 TD Waterhouse Asset Management, Inc.           National Investor Services Corp.             Ernst & Young LLP
              100 Wall Street                        55 Water Street                       787 Seventh Avenue
            New York, NY 10005                     New York, NY 10041                      New York, NY 10019

              ADMINISTRATOR &                           CUSTODIAN                             LEGAL COUNSEL
           SHAREHOLDER SERVICING                  The Bank of New York                   Swidler Berlin Shereff
   TD Waterhouse Investor Services, Inc.            100 Church Street                         Friedman, LLP
              100 Wall Street                      New York, NY 10286                     405 Lexington Avenue
            New York, NY 10005                                                             New York, NY 10174
        Customer Service Department                    DISTRIBUTOR
              1-800-934-4448                     Funds Distributor, Inc.              INDEPENDENT TRUSTEES COUNSEL
                                                     60 State Street                    Willkie Farr & Gallagher
                                                    Boston, MA 02109                      153 East 53rd Street
                                                                                           New York, NY 10022
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

4

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.

DEAR SHAREHOLDER:


I am pleased to provide you with the TD Waterhouse Family of Funds (the "Fund") annual report for the fiscal year ended October 31, 2000. Our family has grown this year to include the California and New York Municipal Money Market Portfolios ("California Portfolio" or "New York Portfolio"), which commenced operations on September 1, 2000.

During the year, each of the five Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 2000, assets in the five Portfolios increased to approximately $7.9 billion.

PORTFOLIO RESULTS*
For the fiscal year ended October 31, 2000, the five Portfolios had the following yields and returns.**

                                                                                         Tax-
                                                           Tax-                       Equivalent                        Tax-
                                                        Equivalent     Seven-Day       Seven-Day                     Equivalent
                                        Seven-Day        Seven-Day     Effective       Effective       Average         Average
                                        Yield at         Yield at      Yield at        Yield at        Annual          Annual
                                        10/31/00       10/31/00(1)     10/31/00       10/31/00(1)      Return          Return(1)
                                        --------       -----------     --------       -----------      ------          ---------

Money Market Portfolio                     6.00%           --            6.17%             --            5.74%           --
U.S. Government Portfolio                  5.87%           --            6.03%             --            5.56%           --
Municipal Portfolio                        3.67%          5.73%          3.73%            5.83%          3.45%          5.39%
California Portfolio                       3.09%          4.83%          3.14%            4.91%          2.96%          4.63%
New York Portfolio                         3.50%          5.47%          3.56%            5.56%          3.54%          5.53%

COMMENTARY
The year 2000 has been a difficult one for the financial markets. After a decade of unprecedented economic growth, the stock market and the interest rate markets have endured significant turmoil. Over the last twelve months the Federal Reserve has raised the Fed Funds target rate 1.25 percentage points to 6.5%. This was done in an attempt to provide a "soft landing" for an economy at risk of expanding at an inflationary pace. During this period of tightening, various economic indicators have vacillated, causing mixed signals to the financial markets. The result has been volatility in interest rates and the stock market.

The Federal Reserve appears to be moving to a neutral stance regarding inflation; a result of diminished concerns that a 4% unemployment rate will lead to accelerating wage increases. In light of this, our current economic state remains healthy, and there are reasonable odds that we can maintain a relatively non-inflationary growth rate.

Our strategy for the Fund is to maintain a neutral maturity structure while keeping a watchful eye on the economy. We are looking for specific economic signs which would provide the basis to lengthen or shorten the portfolios' maturity structure in order to maximize our shareholders' returns, while maintaining a conservative bias. In short, liquidity and safety of principal will continue as the overall guidelines for these Portfolios.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,


/s/Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

December 12, 2000

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                                                                               5

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*An investment in a money market  portfolio is not insured nor guaranteed by the
Federal Deposit Insurance Corporation or any government agency. Although, the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**These yields and returns are based on a constant investment throughout the period, include reinvestment of dividends, and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the fiscal year ended October 31, 2000, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios. The California and New York Portfolios commenced operations on September 1, 2000. Without these fee waivers in effect, the seven-day yields and seven-day effective yields at October 31, 2000 and average annual returns, would have been:

                                                                                    Seven-Day               Average
                                                        Seven-Day Yield          Effective Yield            Annual
                                                      at October 31, 2000      at October 31, 2000          Return
                                                      -------------------      -------------------          ------

Money Market Portfolio                                       5.83%                    6.00%                  5.57%
U.S. Government Portfolio                                    5.68%                    5.84%                  5.37%
Municipal Portfolio                                          3.46%                    3.52%                  3.24%
California Municipal Money Market Portfolio                  2.59%                    2.64%                  2.46%
New York Municipal Money Market Portfolio                    2.93%                    2.99%                  2.97%

The tax equivalent  seven-day  yields and seven-day  effective yields at October
31, 2000 and tax equivalent average annual returns for the Municipal, California and New York Portfolios would have been:

                                                                                 Tax-Equivalent
                                                        Tax-Equivalent              Seven-Day           Tax-Equivalent
                                                      Seven-Day Yield at       Effective Yield at           Average
                                                      October 31, 2000(1)      October 31, 2000(1)     Annual Return(1)
                                                      -------------------      -------------------     ----------------

Municipal Portfolio                                          5.41%                    5.50%                  5.06%
California Portfolio                                         4.05%                    4.13%                  3.84%
New York Portfolio                                           4.58%                    4.67%                  4.64%

The seven-day yield more closely reflects the current earnings of a Portfolio than the average annual return. Yield will fluctuate.


(1) Tax equivalent return and yield at 36% marginal federal income tax rate.


Distributor: Funds Distributor, Inc.


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6

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                                Table of Contents


Statements of Assets and Liabilities ......................................    8


Statements of Operations ..................................................    9


Statements of Changes in Net Assets .......................................   10


Financial Highlights ......................................................   12


Notes to Financial Statements .............................................   16


Money Market Portfolio
   Schedule of Investments ................................................   19


U.S. Government Portfolio
   Schedule of Investments ................................................   24


Municipal Portfolio
   Schedule of Investments ................................................   26


California Municipal Money Market Portfolio
   Schedule of Investments ................................................   32


New York Municipal Money Market Portfolio
   Schedule of Investments ................................................   34


Notes to Schedules of Investments .........................................   35


Report of Independent Auditors ............................................   36




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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                                       STATEMENTS OF ASSETS AND LIABILITIES
                                                 October 31, 2000


                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio         Portfolio        Portfolio
                                               --------------   --------------    --------------    --------------   --------------

       ASSETS
         Investments in securities, at value
           (including repurchase agreements of
           $213,817,000, $245,104,000, $0, $0,
           and $0, respectively) (Note 2)      $6,316,020,037   $  996,354,686    $  527,530,524    $  213,066,340   $  100,167,586
         Cash                                         225,125          215,184                --            88,882           48,523
         Interest receivable                       35,680,160        4,795,456         3,695,614         1,560,893          565,627
                                               --------------   --------------    --------------    --------------   --------------
                  TOTAL ASSETS                  6,351,925,322    1,001,365,326       531,226,138       214,716,115      100,781,736


       LIABILITIES
         Bank overdraft                                    --               --            15,959                --               --
         Dividends payable to shareholders          1,007,567          143,691            51,997            18,131            9,583
         Payable for securities purchased         190,898,763      108,799,461         7,207,773                --               --
         Payable to Investment Manager and its
           affiliates (Note 3)                      3,615,903          563,122           328,841            77,062           30,239
         Accrued expenses and other liabilities       539,600           59,714            53,668            75,004           36,108
                                               --------------   --------------    --------------    --------------   --------------
                  TOTAL LIABILITIES               196,061,833      109,565,988         7,658,238           170,197           75,930
                                               --------------   --------------    --------------    --------------   --------------


       NET ASSETS                              $6,155,863,489   $  891,799,338    $  523,567,900    $  214,545,918   $  100,705,806
                                               ==============   ==============    ==============    ==============   ==============


         Net assets consist of:
         Paid-in capital                       $6,156,093,207   $  891,800,844    $  523,577,576    $  214,548,479   $  100,705,932
         Accumulated net realized losses from
           security transactions                     (229,718)          (1,506)           (9,676)           (2,561)            (126)
                                               --------------   --------------    --------------    --------------   --------------
         Net assets, at value                  $6,155,863,489   $  891,799,338    $  523,567,900    $  214,545,918   $  100,705,806
                                               ==============   ==============    ==============    ==============   ==============

         Shares  outstanding ($.0001 par value
           common stock, 50 billion, 20 billion,
           10 billion, 10 billion and
           10 billion shares authorized,
           respectively)                        6,156,093,207      891,800,844       523,577,576       214,548,479      100,705,932
                                               ==============   ==============    ==============    ==============   ==============

         Net asset value, redemption price and
           offering price per share (Note 2)   $         1.00   $         1.00    $         1.00    $         1.00   $         1.00
                                               ==============   ==============    ==============    ==============   ==============


             Please see accompanying notes to financial statements.

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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.


                                             STATEMENTS OF OPERATIONS
                                        For the Year Ended October 31, 2000


                                                                                                      California        New York
                                                                                                       Municipal        Municipal
                                                    Money             U.S.                               Money            Money
                                                   Market          Government        Municipal          Market           Market
                                                  Portfolio         Portfolio        Portfolio        Portfolio*       Portfolio*
                                               --------------   --------------    --------------    --------------   --------------
       INVESTMENT INCOME
         Interest income                       $  355,440,725   $   55,545,264    $   20,921,387    $    1,348,945   $      711,224
                                               --------------   --------------    --------------    --------------   --------------


       EXPENSES
         Investment management fees (Note 3)       18,520,525        3,155,017         1,770,389           131,020           59,471
         Shareholder servicing fees (Note 3)       13,803,324        2,253,584         1,264,563            93,586           42,480
         Transfer agent fees (Note 3)              11,042,659        1,802,867         1,011,651            74,869           33,984
         Administration fees (Note 3)               5,521,330          901,433           505,825            37,434           16,992
         Shareholder reports and mailing              848,566           99,890            49,945            13,802           10,545
         Registration fees                            562,385           95,251           100,174            60,385           28,824
         Custody fees (Note 2)                        307,790           57,926            32,821             2,322            1,041
         Professional fees                             95,262           16,131            10,791             7,810            6,534
         Directors' fees                                9,119           14,744             9,119             2,008            2,008
         Other expenses                               147,135           31,937            38,667             8,060            6,296
                                               --------------   --------------    --------------    --------------   --------------

         TOTAL EXPENSES                            50,858,095        8,428,780         4,793,945           431,296          208,175



       Fees waived/expenses reimbursed by
         the Investment Manager and its
         affiliates (Note 3)                       (9,447,053)      (1,668,005)       (1,050,784)         (187,972)         (97,728)
                                               --------------   --------------    --------------    --------------   --------------

         NET EXPENSES                              41,411,042        6,760,775         3,743,161           243,324          110,447
                                               --------------   --------------    --------------    --------------   --------------


         NET INVESTMENT INCOME                    314,029,683       48,784,489        17,178,226         1,105,621          600,777
                                               --------------   --------------    --------------    --------------   --------------


       NET REALIZED LOSSES FROM
         SECURITY TRANSACTIONS                       (172,114)            (348)           (5,183)           (2,561)            (126)
                                               --------------   --------------    --------------    --------------   --------------



       NET INCREASE IN NET ASSETS
         FROM OPERATIONS                       $  313,857,569   $   48,784,141    $   17,173,043    $    1,103,060   $      600,651
                                               ==============   ==============    ==============    ==============   ==============



*Portfolio commenced operations on September 1, 2000.


             Please see accompanying notes to financial statements.

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

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
                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                        STATEMENTS OF CHANGES IN NET ASSETS


                                                                Money                                    U.S.
                                                               Market                                 Government
                                                              Portfolio                                Portfolio

                                                     Year                Year                 Year                 Year
                                                     Ended               Ended                Ended                Ended
                                                  October 31,         October 31,          October 31,          October 31,
                                                     2000                1999                 2000                 1999
                                               --------------      --------------       --------------        -------------
OPERATIONS:
   Net investment income                       $  314,029,683      $  179,330,810       $   48,784,489        $  29,879,648
   Net realized gains (losses) from
      security transactions                          (172,114)            (54,821)                (348)               2,543
                                               --------------      --------------       --------------        -------------

Net increase in net assets from operations        313,857,569         179,275,989           48,784,141           29,882,191
                                               --------------      --------------       --------------        -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                    (314,029,683)       (179,330,810)         (48,784,489)         (29,879,648)
                                               --------------      --------------       --------------        -------------


CAPITAL SHARE TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold                   34,307,024,019      21,183,221,750        4,560,320,296        2,840,728,249
   Shares issued in reinvestment
      of dividends                                314,863,794         178,243,250           48,988,109           29,660,883
   Payments for shares redeemed               (33,112,120,801)    (19,672,867,482)      (4,598,228,972)      (2,527,075,190)
                                               --------------      --------------       --------------        -------------

Net increase in net assets from
   capital share transactions                   1,509,767,012       1,688,597,518           11,079,433          343,313,942
                                               --------------      --------------       --------------        -------------

TOTAL INCREASE IN NET ASSETS                    1,509,594,898       1,688,542,697           11,079,085          343,316,485

NET ASSETS:
   Beginning of period                          4,646,268,591       2,957,725,894          880,720,253          537,403,768
                                               --------------      --------------       --------------        -------------

   End of period                               $6,155,863,489      $4,646,268,591       $  891,799,338        $ 880,720,253
                                               ==============      ==============       ==============        =============


             Please see accompanying notes to financial statements.

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10
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

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.

                                        STATEMENTS OF CHANGES IN NET ASSETS
                                                    (CONTINUED)

                                                                                          California             New York
                                                                                           Municipal             Municipal
                                                                                             Money                 Money
                                                              Municipal                     Market                Market
                                                              Portfolio                    Portfolio             Portfolio

                                                     Year                Year                Period               Period
                                                     Ended               Ended                Ended                Ended
                                                  October 31,         October 31,          October 31,          October 31,
                                                     2000                1999                 2000*                2000*
                                               --------------      --------------       --------------        -------------

OPERATIONS:
   Net investment income                       $   17,178,226      $   11,246,206       $    1,105,621        $     600,777
   Net realized gains (losses) from
      security transactions                            (5,183)             (3,652)              (2,561)                (126)
                                               --------------      --------------       --------------        -------------

Net increase in net assets from operations         17,173,043          11,242,554            1,103,060              600,651
                                               --------------      --------------       --------------        -------------


DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                     (17,178,226)        (11,246,206)          (1,105,621)            (600,777)
                                               --------------      --------------       --------------        -------------


CAPITAL SHARE TRANSACTIONS
($1.00 per share):
   Proceeds from shares sold                    2,261,209,517       1,668,809,031          373,855,182          175,074,126
   Shares issued in reinvestment
      of dividends                                 17,240,699          11,184,591            1,087,491              591,195
   Payments for shares redeemed                (2,242,013,827)     (1,573,943,722)        (160,394,194)         (74,959,389)
                                               --------------      --------------       --------------        -------------

Net increase in net assets from
   capital share transactions                      36,436,389         106,049,900          214,548,479          100,705,932
                                               --------------      --------------       --------------        -------------

TOTAL INCREASE IN NET ASSETS                       36,431,206         106,046,248          214,545,918          100,705,806

NET ASSETS:
   Beginning of period                            487,136,694         381,090,446                   --                   --
                                               --------------      --------------       --------------        -------------

   End of period                               $  523,567,900      $  487,136,694       $  214,545,918        $ 100,705,806
                                               ==============      ==============       ==============        =============



* Portfolio commenced operations on September 1, 2000.



             Please see accompanying notes to financial statements.

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                              FINANCIAL HIGHLIGHTS

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                              Money Market Portfolio

                                                   Year             Year             Year            Year            Period
                                                   Ended            Ended            Ended           Ended            Ended
                                                October 31,      October 31,      October 31,     October 31,      October 31,
                                                   2000             1999             1998            1997             1996*
                                             ---------------   --------------   ---------------  --------------  --------------
PER SHARE OPERATING
PERFORMANCE
       Net asset value, beginning of period  $         1.000   $        1.000   $         1.000  $        1.000   $        1.000
                                             ---------------   --------------   ---------------  --------------   --------------
       Net investment income                           0.056            0.044             0.049           0.048            0.041
                                             ---------------   --------------   ---------------  --------------   --------------
       Distributions from net investment
         income                                       (0.056)          (0.044)           (0.049)         (0.048)          (0.041)
                                             ---------------   --------------   ---------------  --------------   --------------

Net asset value, end of period               $         1.000   $        1.000   $         1.000  $        1.000   $        1.000
                                             ===============   ==============   ===============  ==============   ==============

RATIOS
       Ratio of expenses to average net assets         0.75%            0.71%             0.75%           0.83%         0.79%(A)

       Ratio of net investment income to
         average net assets                            5.69%            4.44%             4.92%           4.79%         4.64%(A)

       Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates (Note 3)                           0.17%            0.21%             0.15%           0.08%         0.13%(A)

SUPPLEMENTAL DATA
       Total investment return (B)                     5.74%            4.54%             5.04%           4.89%         4.82%(A)

       Net assets, end of period             $ 6,155,863,489  $ 4,646,268,591   $ 2,957,725,894  $1,787,786,777   $1,342,610,086
                                             ===============  ===============   ===============  ==============   ==============

       Average net assets                    $ 5,519,126,965  $ 4,035,269,586   $ 2,302,804,288  $1,592,722,254   $1,104,558,438
                                             ===============  ===============   ===============  ==============   ==============



*    Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.


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12

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                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                              U.S. Government Portfolio

                                                   Year              Year           Year              Year            Period
                                                   Ended             Ended          Ended             Ended            Ended
                                                October 31,       October 31,    October 31,       October 31,      October 31,
                                                   2000              1999           1998              1997             1996*
                                             ---------------   --------------  --------------    --------------   --------------

PER SHARE OPERATING
PERFORMANCE
       Net asset value, beginning of period   $        1.000   $        1.000  $        1.000    $        1.000   $        1.000
                                              --------------   --------------  --------------    --------------   --------------
       Net investment income                           0.054            0.044           0.048             0.047            0.041
                                              --------------   --------------  --------------    --------------   --------------
       Distributions from net investment
         income                                       (0.054)          (0.044)         (0.048)           (0.047)          (0.041)
                                              --------------   --------------  --------------    --------------   --------------
Net asset value, end of period                $        1.000   $        1.000  $        1.000    $        1.000   $        1.000
                                              ==============   ==============  ==============    ==============   ==============

RATIOS
       Ratio of expenses to average net assets         0.75%            0.75%           0.78%             0.81%         0.73%(A)

       Ratio of net investment income to
         average net assets                            5.41%            4.40%           4.80%             4.69%         4.64%(A)

       Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates (Note 3)                           0.19%            0.19%           0.11%             0.07%         0.18%(A)

SUPPLEMENTAL DATA
       Total investment return (B)                     5.56%            4.47%           4.91%             4.79%         4.82%(A)

       Net assets, end of period              $  891,799,338   $  880,720,253  $  537,403,768     $ 402,685,311   $  371,046,770
                                              ==============   ==============  ==============     ==============  ==============

       Average net assets                     $  901,031,857   $  678,643,185  $  457,821,528     $ 398,635,777   $  293,708,330
                                              ==============   ==============  ==============     ==============  ==============


*    Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              13

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                 Municipal Portfolio

                                                   Year              Year            Year             Year            Period
                                                   Ended             Ended           Ended            Ended            Ended
                                                October 31,       October 31,     October 31,      October 31,      October 31,
                                                   2000              1999            1998             1997             1996*
                                             ---------------   --------------   --------------   --------------   --------------

PER SHARE OPERATING
PERFORMANCE
       Net asset value, beginning of period   $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                              --------------   --------------   --------------   --------------   --------------
       Net investment income                           0.034            0.026            0.029            0.030            0.026
                                              --------------   --------------   --------------   --------------   --------------
       Distributions from net investment
         income                                       (0.034)          (0.026)          (0.029)          (0.030)          (0.026)
                                              --------------   --------------   --------------   --------------   --------------
Net asset value, end of period                $        1.000   $        1.000   $        1.000   $        1.000   $        1.000
                                              ==============   ==============   ==============   ==============   ==============

RATIOS
       Ratio of expenses to average net assets         0.74%            0.74%            0.72%            0.74%         0.62%(A)

       Ratio of net investment income to
         average net assets                            3.40%            2.56%            2.93%            2.97%         2.90%(A)

       Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates (Note 3)                           0.21%            0.21%            0.13%            0.10%         0.23%(A)

SUPPLEMENTAL DATA
       Total investment return (B)                     3.45%            2.59%            2.98%            3.01%         3.05%(A)

       Net assets, end of period              $  523,567,900    $ 487,136,694   $  381,090,446   $  265,623,696  $   226,253,394
                                              ==============   ==============   ==============   ==============  ===============

       Average net assets                     $  505,599,538   $  439,705,095   $  312,133,086   $  252,444,536  $   196,592,413
                                              ==============   ==============   ==============   ==============  ===============


*    Portfolio commenced operations on December 20, 1995.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.







             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
14

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                        FINANCIAL HIGHLIGHTS (CONTINUED)

Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                    California                   New York
                                                                     Municipal                   Municipal
                                                                   Money Market                Money Market
                                                                     Portfolio                   Portfolio

                                                                      Period                      Period
                                                                       Ended                       Ended
                                                                    October 31,                 October 31,
                                                                       2000*                       2000*
                                                                --------------               ---------------
PER SHARE OPERATING
PERFORMANCE
       Net asset value, beginning of period                     $        1.000               $         1.000
                                                                --------------               ---------------
       Net investment income                                             0.005                         0.006
                                                                --------------               ---------------

       Distributions from net investment
         income                                                         (0.005)                       (0.006)
                                                                --------------               ---------------

Net asset value, end of period                                  $        1.000               $         1.000
                                                                ==============               ===============


RATIOS
       Ratio of expenses to average net assets                        0.65% (A)                     0.65% (A)

       Ratio of net investment income to
         average net assets                                           2.95% (A)                     3.53% (A)

       Decrease reflected in above expense
         ratio due to waivers/reimbursements
         by the Investment Manager and its
         affiliates (Note 3)                                          0.50% (A)                     0.57% (A)


SUPPLEMENTAL DATA
       Total investment return (B)                                    2.96% (A)                     3.54% (A)

       Net assets, end of period                                 $ 214,545,918               $   100,705,806
                                                                ==============               ===============


       Average net assets                                        $ 224,605,169               $   101,951,165
                                                                ==============               ===============


*    Portfolio commenced operations on September 1, 2000.
(A)  Annualized.
(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.


--------------------------------------------------------------------------------
                                                                              15

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS-- OCTOBER 31, 2000

NOTE 1 -- ORGANIZATION

TD Waterhouse Family of Funds, Inc. (the "Fund") was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five investment portfolios. These financial statements relate to five money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio, with the exception of the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, which are non-diversified. The investment objective of each Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federally tax-exempt income by investing primarily in municipal securities. The California Municipal Money Market Portfolio and New York Municipal Money Market Portfolio offer investors Federally tax-exempt income by investing primarily in municipal securities, along with tax-exempt income in their respective states.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations, which approximate generally accepted accounting principles. Under the terms of the custody agreement, each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.


--------------------------------------------------------------------------------
16

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                NOTES TO FINANCIAL STATEMENTS-- OCTOBER 31, 2000
                                   (CONTINUED)

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses that are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

As of October 31, 2000, for Federal income tax purposes the following Portfolios have capital loss carryforwards available to offset future capital gains, if any:

                                                           Amount       Expiring

      Money Market Portfolio                             $  54,821        2007
                                                           172,114        2008

      U.S. Government Portfolio                              1,396        2006
                                                               348        2008

      Municipal Portfolio                                      841        2005
                                                             3,652        2007
                                                             5,183        2008

      California Municipal Money Market Portfolio            2,561        2008

      New York Municipal Money Market Portfolio                126        2008

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), an indirect majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the year ended October 31, 2000, the Investment Manager voluntarily waived $3,695,607, $648,668, $408,638, $73,100 and $38,005 of its investment management fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the year ended October 31, 2000, TD Waterhouse voluntarily waived $1,101,810, $185,334, $116,754, $20,886 and $10,859 of its administrative fee for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.


--------------------------------------------------------------------------------
                                                                              17

--------------------------------------------------------------------------------

                       TD WATERHOUSE FAMILY OF FUNDS, INC.

                NOTES TO FINANCIAL STATEMENTS-- OCTOBER 31, 2000
                                   (CONTINUED)


TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 2000, TD Waterhouse voluntarily waived $2,446,017, $463,335, $291,885, $52,214 and $27,147 of its shareholder servicing fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the year ended October 31, 2000, the Transfer Agent voluntarily waived $2,203,619, $370,668, $233,507, $41,772 and $21,717 of its transfer agency and dividend disbursing agency fees for the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio, respectively.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more investment companies in the "Fund Complex" (which includes the Fund, TD Waterhouse Trust and National Investors Cash Management Fund, Inc.), receives:

1.   a base annual retainer of $15,000, payable quarterly,
2. a supplemental annual retainer of $6,000, if serving on the Board of Directors/Trustees of two investment companies in the Fund Complex,
3. an additional supplemental annual retainer of $2,500, if serving on the Board of Directors/Trustees of three or more investment companies in the Fund Complex, and
4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective portfolios.


NOTE 4 -- CREDIT RISK

The California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio.

NOTE 5-- FEDERAL TAX INFORMATION (UNAUDITED)

In accordance with Federal tax requirements, the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios designate substantially all the dividends paid from net investment income during the year ended October 31, 2000 as "exempt-interest dividends." As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid (if any) for the 2000 calendar year early in 2001.


--------------------------------------------------------------------------------
18

------------------------------------------------------------------------------------------------------------------------------------

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--16.6%
$ 35,890,061    Americredit Automobile Receivables Trust, Ser 2000C, Cl. A-1, 6.73%, due 9/7/01
                (GTY: FSA)                                                                                6.73       $   35,890,061
  60,000,000    Bavaria TRR Corp., due 11/3/00 (LOC: Bayerische Hypo -und Vereinsbank AG) (Note E)        6.53           59,978,233
  79,710,000    Bavaria TRR Corp., due 11/27/00 (LOC: Bayerische Hypo -und Vereinsbank AG) (Note E)       6.55           79,335,230
  85,000,000    CRC (Corporate Receivables Corporation), due 1/10/01 (Note E)                             6.67           83,915,778
  50,000,000    CXC Inc., due 1/9/01 (Note E)                                                             6.68           49,370,375
  25,000,000    Dakota Certificate Program, due 11/14/00 (Note E)                                         6.54           24,941,229
  30,000,000    Dakota Certificate Program, due 1/12/01 (Note E)                                          6.66           29,606,400
  29,999,866    IKON Receivables, LLC, Ser 2000-1, Cl. A-1, 7.00%, due 6/15/01 (GTY: AMBAC)               7.03           29,998,680
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.61%, due 11/6/00 (Notes A, E)                 6.62           24,997,961
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.64%, due 11/13/00 (Notes A, E)                6.68           24,993,690
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.60%, due 11/20/00 (Notes A, E)                6.62           49,993,709
  15,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.75%, due 11/20/00 (Notes A, E)                6.76           14,999,963
 100,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.82%, due 11/20/00 (Notes A, E)                6.71          100,063,400
  25,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.62%, due 11/27/00 (Notes A, E)                6.62           25,000,000
  50,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.64%, due 11/28/00 (Notes A, E)                6.67           49,994,194
  10,000,000    Liberty Lighthouse U.S. Capital Co., LLC, 6.96%, due 1/8/01 (Notes A, E)                  6.81           10,013,445
  21,117,000    Long Lane Master Trust IV, Ser. 99-A, due 11/6/00
                (Counterparty: Fleet National Bank) (Note E)                                              6.57           21,097,848
  35,672,000    Long Lane Master Trust IV, Ser. 99-A, due 11/7/00
                (Counterparty: Fleet National Bank) (Note E)                                              6.57           35,633,177
  39,992,000    Long Lane Master Trust IV, Ser. 99-A, due 11/8/00
                (Counterparty: Fleet National Bank) (Note E)                                              6.65           39,941,144
  32,969,000    Long Lane Master Trust IV, Ser. 99-A, due 11/29/00
                (Counterparty: Fleet National Bank) (Note E)                                              6.57           32,801,554
  15,600,000    Long Lane Master Trust IV, Ser. 99-A, due 11/30/00
                (Counterparty: Fleet National Bank) (Note E)                                              6.58           15,517,814
  39,353,000    Long Lane Master Trust IV, Ser. 99-A, due 1/26/01
                (Counterparty: Fleet National Bank) (Note E)                                              6.72           38,731,594
  18,854,000    Old Slip Funding Corp., due 12/1/00 (Counterparty: Bank of New York) (Note E)             6.55           18,751,717
  75,000,000    RACERS Ser. 2000-15-MM-MBS, 6.64%, due 11/13/00
                (Counterparty: Dresdner Bank AG) (Notes A, E)                                             6.64           75,000,000
  25,000,000    RACERS Ser. 2000-10-MM Rabobank, 6.64%, due 11/22/00 (Counterparty: Rabobank Nederland)
                (Notes A, E)                                                                              6.64           25,000,000
   2,129,302    WFS Financial 2000A Owner Trust Notes Class A-1, 6.28%, due 3/20/01 (GTY: FSA)            6.28            2,129,302
  20,518,704    WFS Financial 2000B Owner Trust Notes Class A-1, 6.91%, due 5/20/01 (GTY: FSA)            6.91           20,518,704
                                                                                                                     --------------
                                                                                                                      1,018,215,202
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--10.1%
 125,000,000    Bear Stearns Cos., Inc., 6.67%, due 11/6/00 (Note A)                                      6.62          125,011,008
  25,000,000    Bear Stearns Cos., Inc., 6.77%, due 11/15/00 (Note A)                                     6.61           25,014,173
  25,000,000    Bear Stearns Cos., Inc., 6.78%, due 11/21/00 (Note A)                                     6.63           25,002,000
   5,000,000    Bear Stearns Cos., Inc., 6.79%, due 11/21/00 (Note A)                                     6.83            4,999,899
  15,000,000    Goldman Sachs Group, Inc., 6.86%, due 11/21/00 (Notes A, E)                               6.69           15,001,543
 120,000,000    Goldman Sachs Group, Inc., 6.92%, due 1/15/01 (Notes A, E)                                6.92          120,000,000
 100,000,000    Goldman Sachs Group, Inc. (Put 2/5/01), 6.86%, due 2/5/01 (Notes A, E)                    6.76          100,063,924
  10,500,000    Morgan Stanley, Dean Witter, Discover & Co., 7.28%, due 11/13/00 (Note A)                 6.68           10,502,130
 150,000,000    Morgan Stanley, Dean Witter, Discover & Co., 6.65%, due 11/15/00 (Note A)                 6.65          150,000,000
  20,300,000    Morgan Stanley, Dean Witter, Discover & Co., 6.09%, due 3/9/01                            6.79           20,256,266
  27,350,000    Salomon Smith Barney Holdings, Inc., 6.73%, due 12/12/00 (Notes A, E)                     6.68           27,357,581
                                                                                                                     --------------
                                                                                                                        623,208,524
                                                                                                                     --------------

                EXTENDIBLE COMMERCIAL NOTES--7.0%
  85,000,000    ASAP Funding, Inc. Liquidity Notes, due 1/30/01 (Counterparty: 53% Bank of America, N.A.;
                47% Citibank, N.A.) (Notes E, F)                                                          6.59           85,000,000
  80,000,000    ASAP Funding, Inc. Liquidity Notes, due 2/26/01 (Counterparty: 53% Bank of America, N.A.;
                47% Citibank, N.A.) (Notes E, F)                                                          6.59           79,621,556
  60,311,000    ASAP Funding, Inc. Liquidity Notes, due 2/26/01 (Counterparty: 53% Bank of America, N.A.;
                47% Citibank, N.A.) (Notes E, F)                                                          6.59           60,025,695
  54,150,000    ASAP Funding, Inc. Liquidity Notes, due 4/2/01 (Counterparty: 53% Bank of America, N.A.;
                47% Citibank, N.A.) (Notes E, F)                                                          6.76           53,529,832
  21,234,000    ASAP Funding, Inc. Liquidity Notes, due 4/10/01 (Counterparty: 53% Bank of America, N.A.;
                47% Citibank, N.A.) (Notes E, F)                                                          6.76           20,959,433
  45,900,000    Associates Corp. of N.A., due 11/3/00 (Notes E, F)                                        6.60           45,883,323


--------------------------------------------------------------------------------
                                                                              19

------------------------------------------------------------------------------------------------------------------------------------

                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 40,000,000    Associates Corp. of N.A., due 1/24/01 (Notes E, F)                                        6.68       $   39,385,867
  50,000,000    Duke Energy Corp., due 11/05/01 (Notes E, F)                                              6.66           49,363,194
                                                                                                                     --------------
                                                                                                                        433,768,900
                                                                                                                     --------------

                FINANCE & INSURANCE OBLIGATIONS--8.9%
  70,000,000    Associates Corp. of N.A., 6.66%, due 12/26/00 (Note A)                                    6.66           70,000,000
 145,000,000    Associates Corp. of N.A., 6.65%, due 12/29/00 (Note A)                                    6.65          145,000,000
  12,500,000    CIT Group Holdings, Inc., 5.50%, due 10/15/01                                             6.73           12,359,935
 100,000,000    CIT Group Holdings, Inc., 6.60%, due 12/6/00 (Note A)                                     6.65           99,971,059
  27,000,000    CIT Group Holdings, Inc., 6.79%, due 12/21/00 (Note A)                                    6.86           26,987,014
  45,000,000    General Motors Acceptance Corp., 6.90%, due 11/24/00 (Note A)                             6.69           45,079,045
  45,000,000    Sigma Finance Inc., 6.61%, due 11/13/00 (Notes A, E)                                      6.62           44,998,236
  75,000,000    Sigma Finance Inc., 6.64%, due 12/15/00 (Notes A, E)                                      6.64           75,000,000
  30,000,000    Sigma Finance Inc., 6.85%, due 2/26/01 (Note E)                                           6.85           30,000,000
                                                                                                                     --------------
                                                                                                                        549,395,289
                                                                                                                     --------------

                FUNDING AGREEMENTS--4.1%
 250,000,000    Metropolitan Life Insurance Co., 6.89%, due 1/2/01 (Notes A, B)                           6.89          250,000,000
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--5.5%
  27,732,187    Amtrak Trust 93-B, Ser. A VRDN, 6.67%, due 11/6/00 (GTY: General Electric Co.) (Note C)   6.67           27,732,187
  21,305,454    Amtrak Trust 93-B, Ser. B VRDN, 6.67%, due 11/6/00 (GTY: General Electric Co.) (Note C)   6.67           21,305,454
  14,040,000    AT&T Capital Corp., 7.50%, due 11/15/00 (GTY: CIT Group Holdings, Inc.)                   6.39           14,045,372
  11,450,000    AT&T Capital Corp., 6.25%, due 7/13/01 (GTY: CIT Group Holdings, Inc.)                    6.83           11,411,625
  45,000,000    AT&T Corp., 6.63%, due 12/14/00 (Note A)                                                  6.64           44,997,157
  10,000,000    AT&T Corp., 6.82%, due 1/15/01 (Note A)                                                   6.88            9,996,912
  50,000,000    AT&T Corp., due 2/8/01                                                                    6.66           49,103,500
  94,594,000    AT&T Corp., due 2/27/01                                                                   6.66           92,578,622
  40,000,000    AT&T Corp., due 3/14/01                                                                   6.64           39,043,878
  20,000,000    Ford Capital BV, 10.13%, due 11/15/00 (GTY: Ford Motor Co.)                               6.47           20,026,507
  10,000,000    Frontenac Properties, Inc., 6.69%, due 11/1/00
                (GTY: Sisters of Mercy Health System, Inc.) (Note A)                                      6.69           10,000,000
                                                                                                                     --------------
                                                                                                                        340,241,214
                                                                                                                     --------------

                LOAN PARTICIPATIONS--6.7%
  75,000,000    Four Times Square Partners, L.P., 6.70%, due 11/1/00 (GTY: Prudential Ins. Co. of America;
                Other exposure: Chase Manhattan Bank) (Notes A, B)                                        6.62           75,000,000
 100,000,000    GMAC Mortgage Corporation, due 11/1/00 (General Motors Acceptance Corp.;
                Other exposure: Bank One, Texas, N.A.)                                                    6.70          100,000,000
  20,000,000    GMAC Mortgage Corporation, due 12/1/00 (General Motors Acceptance Corp.;
                Other exposure: Bank One, Texas, N.A.) (Note B)                                           6.70           19,888,953
  30,000,000    GMAC Mortgage Corporation, due 12/1/00 (General Motors Acceptance Corp.;
                Other exposure: Bank One, N.A.) (Note B)                                                  6.70           29,833,430
  24,000,000    Int'l Lease Finance Corp., 6.59%, due 11/6/00
                (Other exposure: Chase Manhattan Bank) (Note B)                                           6.59           24,000,000
  49,000,000    Luddite Associates, 7.00%, due 12/6/00 (GTY: Prudential Ins. Co. of America;
                Other exposure: Chase Manhattan Bank) (Note B)                                            7.00           49,000,000
  12,000,000    Perserverance Associates, 6.68%, due 11/6/00 (GTY: Prudential Ins. Co. of America;
                Other exposure: Chase Manhattan Bank)                                                     6.68           12,000,000
  22,000,000    Prudential Ins. Co. of America, 6.68%, due 11/6/00 (GTY: Prudential Ins. Co. of America;
                Other exposure: Chase Manhattan Bank)                                                     6.68           22,000,000
  80,000,000    Prudential Ins. Co. of America, 6.68%, due 11/9/00 (GTY: Prudential Ins. Co. of America;
                Other exposure: Chase Manhattan Bank) (Note B)                                            6.68           80,000,000
                                                                                                                     --------------
                                                                                                                        411,722,383
                                                                                                                     --------------

                TOTAL CORPORATE OBLIGATIONS--58.9%                                                                    3,626,551,512
                                                                                                                     --------------

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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                BANK OBLIGATIONS

                BANK NOTES--11.8%
$  7,000,000    Bank of America, N.A., 6.76%, due 1/29/01 (Note A)                                        6.76     $    6,999,450
 106,000,000    Bank of Scotland Treasury Services, 6.77%, due 1/19/01 (GTY: Bank of Scotland) (Note A)   6.76        106,001,386
 117,800,000    Bank of Scotland Treasury Services, 6.77%, due 1/19/01 (GTY: Bank of Scotland) (Note A)   6.77        117,795,732
  50,000,000    BNP Paribas, 6.69%, due 11/10/00 (Note A)                                                 6.69         49,999,922
  50,000,000    First Union National Bank, 6.77%, due 11/1/00 (Note A)                                    6.77         50,000,000
  13,000,000    First Union National Bank, 6.81%, due 11/21/00 (Note A)                                   6.66         13,002,090
  50,000,000    First Union National Bank, 6.62%, due 11/29/00 (Note A)                                   6.62         50,002,995
  50,000,000    First Union National Bank, 6.77%, due 1/15/01 (Note A)                                    6.77         50,000,000
  25,000,000    First USA Bank, N.A., 6.71%, due 12/4/00 (Note A)                                         6.67         25,005,567
  50,000,000    First USA Bank, N.A., 6.72%, due 12/4/00 (Note A)                                         6.64         50,014,326
  10,500,000    First USA Bank, N.A., 6.83%, due 1/12/01 (Note A)                                         6.81         10,499,273
  20,000,000    First USA Bank, N.A., 6.79%, due 1/23/01 (Note A)                                         6.77         19,997,360
  15,000,000    First USA Bank, N.A., 6.80%, due 1/29/01 (Note A)                                         6.77         14,998,582
  25,000,000    First USA Bank, N.A., 6.82%, due 1/31/01 (Note A)                                         6.77         24,998,812
  50,000,000    Fleet National Bank, 6.56%, due 11/20/00 (Note A)                                         6.60         49,985,889
  85,000,000    Wells Fargo & Co., 6.59%, due 11/14/00 (Note A)                                           6.59         85,000,000
                                                                                                                   --------------
                                                                                                                      724,301,384
                                                                                                                   --------------
                DOMESTIC BANK SUPPORTED OBLIGATIONS--3.8%
     245,000    Adult Communities Total Services, Inc. Series 1996 VRDN, 6.67%, due 11/2/00
                (LOC: LaSalle National Bank) (Note C)                                                     6.58            245,000
   5,700,000    Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999 VRDN, 6.82%, due 11/2/00
                (LOC: Bank of New York) (Note C)                                                          6.73          5,700,000
   7,100,000    CEGW, Inc. Tax. Notes, Ser. 1999, 6.75%, due 11/1/00 (LOC: PNC Bank, N.A.) (Note A)       6.66          7,100,000
  19,500,000    EPI Corp., Taxable Adj. Rate Notes, Series 1998, 6.75%, due 11/1/00
                (LOC: PNC Bank, N.A.) (Note A)                                                            6.75         19,500,000
  50,000,000    Formosa Plastics Corp., USA - Ser. B, due 4/16/01 (LOC: Bank of America, N.A.)            6.62         48,519,833
  50,000,000    Formosa Plastics Corp., USA - Ser. B, due 4/23/01 (LOC: Bank of America, N.A.)            6.63         48,457,417
  13,700,000    ISCO, Inc. Tax. VRDN Ser. 1999, 6.70%, due 11/2/00
                (LOC: First Union National Bank) (Note C)                                                 6.61         13,700,000
   8,100,000    Mark-Lynn Foods, Inc., Tax VRDN, Ser. 2000, 6.67%, due 11/2/00
                (LOC: Bank of America, N.A.) (Note C)                                                     6.60          8,100,000
  31,550,000    Metrocrest Hospital Authority, Ser. 89-A, due 1/22/01 (LOC: Bank of New York, NY)         6.76         31,072,734
  23,345,000    Resources & Conservation Center LP Tax VRDN
                (Resources for the Future, Inc. Proj.), Ser. 1999, 6.70%, due 11/2/00
                (LOC: First Union National Bank) (Note C)                                                 6.70         23,345,000
   3,720,000    Senior Systems Technology LLC VRDN, 6.75%, due 11/1/00
                (LOC: Comerica Bank - California) (Note C)                                                6.75          3,720,000
   4,955,000    Stech, LLP Tax. Adj. Rate Bonds, Ser. 1998, 6.75%, due 11/1/00
                (LOC: PNC Bank, N.A.) (Note A)                                                            6.66          4,955,000
   7,300,000    Watson Clinic LLP Tax., Ser. 1999 VRDN, 6.67%, due 11/2/00
                (LOC: Bank of America, N.A.) (Note C)                                                     6.58          7,300,000
  10,375,000    Willow Run Foods, Inc. Ser 1999-1 VRDN, 6.75%, due 11/1/00 (LOC: PNC Bank, N.A.) (Note C) 6.66         10,375,000
                                                                                                                   --------------
                                                                                                                      232,089,984
                                                                                                                   --------------

                DOMESTIC CERTIFICATES OF DEPOSIT--0.8%
  50,000,000    First Union National Bank, 7.00%, due 11/22/00                                            7.00         50,000,000
                                                                                                                   --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--16.1%
  10,000,000    Banca Serfin S.A., due 11/9/00 (LOC: Barclays Bank PLC)                                   6.62          9,985,511
  30,000,000    Banca Serfin S.A., due 11/13/00 (LOC: Barclays Bank PLC)                                  6.63         29,934,800
  75,000,000    Banco de Galicia y Buenos Aires, S.A., due 2/23/01 (LOC:
                Bayerische Hypo -und Vereinsbank AG)                                                      6.68         73,451,500
  50,000,000    Banco de la Provincia de Buenos Aires, due 12/13/00 (LOC: Barclays Bank PLC)              6.62         49,620,250
  20,000,000    Banco del Istmo, due 11/17/00 (LOC: Barclays Bank PLC)                                    6.63         19,941,956
  15,000,000    Banco del Istmo, due 11/27/00 (LOC: Barclays Bank PLC)                                    7.07         14,926,008
   9,000,000    Banco Itau S.A., due 4/18/01 (LOC: Bayerische Hypo -und Vereinsbank AG)                   6.61          8,731,200
  60,000,000    Bankboston Latino Americano, S.A., due 1/30/01 (LOC: HSBC Bank USA)                       6.68         59,014,500
  64,493,000    Bankboston Latino Americano, S.A., due 2/1/01 (LOC: HSBC Bank USA)                        6.68         63,410,163
  50,000,000    Citibank, N.A., Nassau Branch, due 11/9/00 (LOC: Banco Santander Central Hispano, S.A.)   6.64         49,927,444
  50,000,000    Citibank, N.A., Nassau Branch, due 12/11/00 (LOC: Banco Santander Central Hispano, S.A.)  6.57         49,637,778
  40,000,000    Corporacion Andina de Fomento, due 11/13/00 (LOC: Barclays Bank PLC)                      6.55         39,913,067

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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$ 12,120,000    CSN Overseas, Ser. C, due 12/4/00 (LOC: Banco Santander Central Hispano, S.A.)            6.57       $   12,047,674
  42,175,000    CSN Overseas, Ser. C, due 12/11/00 (LOC: Banco Santander Central Hispano, S.A.)           6.66           41,868,997
  17,805,000    CSN Overseas, Ser. C, due 1/17/01 (LOC: Banco Santander Central Hispano, S.A.)            6.66           17,555,176
  21,000,000    Demir Funding Corp., due 4/10/01 (LOC: Bayerische Hypo -und Vereinsbank AG)               6.66           20,398,000
  55,000,000    Fortis Funding LLC, due 1/2/01 (LOC: Generale Bank)                                       6.66           54,379,569
  35,000,000    GTL-Trade Corp., due 12/6/00 (LOC: Banco Santander Central Hispano, S.A.)                 6.58           34,778,819
  38,000,000    Inland Empire Solid Waste Fin. Auth. 1999 Ser. A VRDN, 6.60%, due 11/7/00
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       6.51           38,000,000
  10,000,000    PEMEX Capital, Inc., due 2/1/01 (LOC: Barclays Bank PLC)                                  6.64            9,833,889
  50,000,000    PEMEX Capital, Inc., due 4/23/01 (LOC: Barclays Bank PLC)                                 6.61           48,462,222
  64,365,000    Redding Life Care LLC (Meadow Ridge Proj.) Ser. 1998B VRDN, 6.80%, due 11/7/00
                (LOC: BNP Paribas) (Note C)                                                               6.71           64,365,000
  50,000,000    Societe Generale North America, Inc., due 2/27/01 (GTY: Societe Generale)                 6.65           48,939,639
  60,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. A & B, due 1/12/01
                (LOC: Westdeutsche Landesbank GZ)                                                         6.88           59,202,000
  50,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. C, due 4/12/01 (LOC: Barclays Bank PLC)        6.88           48,551,000
  25,000,000    United Mexican States, due 11/30/00 (LOC: Barclays Bank PLC)                              6.78           24,867,083
                                                                                                                     --------------
                                                                                                                        991,743,245
                                                                                                                     --------------
                YANKEE BANK CERTIFICATES OF DEPOSIT--3.6%
 100,000,000    Deutsche Bank AG, 6.68%, due 2/20/01                                                      6.73           99,985,576
  50,000,000    Societe Generale, 6.57%, due 11/16/00 (Note A)                                            6.68           49,992,976
  75,000,000    Societe Generale, 6.50%, due 1/8/01                                                       6.55           74,993,360
                                                                                                                     --------------
                                                                                                                        224,971,912
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--36.1%                                                                          2,223,106,525
                                                                                                                     --------------

                TAXABLE MUNICIPAL OBLIGATIONS--4.1%
  40,000,000    Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co. Proj.)
                Ser. 1997, 6.63%, due 11/13/00
                (GTY: Atlantic Richfield Co.) (Note E)                                                    6.63           40,000,000
  48,000,000    Calif. Pollution Control Fin. Auth. Env. Imp. Rev. Bonds (Atlantic Richfield Co. Proj.)
                Ser. 1997, 6.69%, due 2/13/01 (GTY: Atlantic Richfield Co.) (Note E)                      6.69           48,000,000
  25,000,000    Calif. Pollution Control Fin. Auth. Rev. Bonds (Browning Ferris Proj.)
                Ser. 1997, 6.58%, due 11/15/00 (LOC: Chase Bank of Texas, N.A.)                           6.58           25,000,000
   4,735,000    City of Gaithersburg (MD) Econ. Dev. Rev. (Asbury Methodist Village, Inc. Fac.)
                Ser. 1997B VRDN, 6.67%, due 11/1/00 (Insured: MBIA; LIQ: Bank of America, N.A.) (Note C)  6.58            4,735,000
  23,900,000    Ill. Dev. Auth. Revenue Bonds Ser. 1996 VRDN, 6.70%, due 11/2/00
                (LOC: Northern Trust Co.) (Note C)                                                        6.61           23,900,000
   6,070,000    Ill. Health Facilities Auth. Ser. 1996F VRDN, 6.67%, due 11/1/00
                (LOC: LaSalle National Bank) (Note C)                                                     6.58            6,070,000
  13,800,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-I VRDN, 6.60%, due 11/1/00
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             6.60           13,800,000
  18,000,000    Ill. Student Asst. Comm. Student Loan Rev. Bonds Ser. 1999B-II VRDN, 6.60%, due 11/1/00
                (Insured: MBIA; LIQ: Bank One, N.A.) (Note C)                                             6.60           18,000,000
  11,000,000    Miss. Bus. Fin. Corp. IDB (GE Plastics Finishing Inc. Proj.)
                Ser. 1998 VRDN, 6.60%, due 11/1/00 (GTY: General Electric Co.) (Note C)                   6.60           11,000,000
  14,000,000    Miss. Bus. Fin. Corp. IDB (Telapex Inc. Proj.) Ser. 2000 VRDN, 6.62%, due 11/2/00
                (LOC: First Union National Bank) (Note C)                                                 6.62           14,000,000
   3,620,000    PA Econ. Dev. Fin. Auth. Taxable Dev. Rev. Bonds (Country Meadows of Allentown Proj.)
                Ser. 1996B VRDN, 6.75%, due 11/1/00 (LOC: First Union National Bank) (Note C)             6.75            3,620,000
   8,700,000    Polk Cty. FL IDA Rev. Bonds (Watson Clinic LLP Proj.) Ser. 99 VRDN, 6.67%, due 11/2/00
                (LOC: Bank of America, N.A.) (Note C)                                                     6.58            8,700,000
  15,720,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 6.70%, due 11/2/00
                (LOC: Credit Suisse First Boston) (Notes C, E)                                            6.61           15,720,000
  20,000,000    Texas State GO Bonds, 6.59%, due 11/7/00 (LIQ: Morgan Guaranty Trust) (Note A)            6.59           20,000,000
                                                                                                                     --------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--4.1%                                                               252,545,000
                                                                                                                     --------------

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
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                                        TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 MONEY MARKET PORTFOLIO   o   SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                REPURCHASE AGREEMENT--3.5%
$213,817,000    ABN Amro Bank, N.V.
                ~dated 10/31/00, due 11/1/00, in the amount of $213,856,259
                ~fully collateralized by $214,294,000 U.S.
                  Government securities, coupon range 6.75% to 7.32%,
                  maturity range 8/22/01 to 2/15/02, value $218,096,327                                   6.61     $   213,817,000
                                                                                                                   ---------------


                TOTAL INVESTMENTS (Cost $6,316,020,037)--102.6%                                                      6,316,020,037


                LIABILITIES IN EXCESS OF OTHER ASSETS--(2.6)%                                                         (160,156,548)
                                                                                                                   ---------------

                NET ASSETS--100.0%                                                                                 $ 6,155,863,489
                                                                                                                   ===============

  Please see accompanying notes to the schedules of investments and financial statements.

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
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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 U.S. GOVERNMENT PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL HOME LOAN BANK--12.4%
$  4,500,000    Notes, 6.20%, due 11/3/00                                                                 6.37      $     4,499,907
  30,000,000    Notes, 6.46%, due 11/17/00 (Note A)                                                       6.53           29,983,776
   5,000,000    Notes, 6.38%, due 12/20/00                                                                6.97            4,995,495
  25,000,000    Notes, 6.46%, due 12/28/00 (Note A)                                                       6.51           24,988,968
  10,000,000    Notes, 4.88%, due 1/26/01                                                                 6.61            9,957,506
  14,000,000    Notes, 5.63%, due 3/19/01                                                                 7.01           13,928,932
  15,000,000    Notes, 6.66%, due 4/6/01                                                                  6.55           15,002,655
   6,950,000    Notes, 6.89%, due 9/12/01                                                                 6.90            6,949,400
                                                                                                                     --------------
                                                                                                                        110,306,639
                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--10.6%
  30,000,000    Notes, 5.20%, due 11/16/00                                                                6.35           29,986,240
  25,000,000    Notes, 6.41%, due 11/20/00 (Note A)                                                       6.48           24,995,816
  15,000,000    Notes, 0.00%, due 1/16/01                                                                 6.55           14,796,350
  10,000,000    Notes, 6.40%, due 2/8/01                                                                  6.52            9,990,496
  15,000,000    Notes, 5.38%, due 3/1/01                                                                  6.57           14,938,459
                                                                                                                     --------------
                                                                                                                         94,707,361
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--44.1%
  10,200,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.69           10,200,000
  20,000,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.66           20,000,000
  25,000,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.62           25,000,000
  45,000,000    Mortgage-backed Discount Notes, due 11/1/00                                               6.61           45,000,000
  18,010,000    Mortgage-backed Discount Notes, due 12/1/00                                               6.63           17,912,596
  25,000,000    Mortgage-backed Discount Notes, due 12/1/00                                               6.49           24,865,625
  18,648,100    Mortgage-backed Discount Notes, due 1/2/01                                                6.54           18,441,272
  22,642,000    Mortgage-backed Discount Notes, due 1/2/01                                                6.55           22,389,705
  35,000,000    Mortgage-backed Discount Notes, due 1/2/01                                                6.58           34,612,113
  45,000,000    Mortgage-backed Discount Notes, due 1/30/01                                               6.57           44,273,250
   4,952,000    Mortgage-backed Discount Notes, due 2/1/01                                                6.60            4,870,248
  25,000,000    Mortgage-backed Discount Notes, due 2/1/01                                                6.55           24,588,556
     294,222    Mortgage-backed Notes, 6.00%, due 11/1/00                                                 6.22              294,222
   1,285,000    Notes, 4.75%, due 11/2/00                                                                 6.06            1,284,955
  10,000,000    Notes, 4.90%, due 11/2/00                                                                 5.95            9,999,719
  60,000,000    Notes, 6.42%, due 11/8/00 (Note A)                                                        6.52           59,994,056
   1,000,000    Notes, 5.90%, due 11/24/00                                                                6.75              999,385
   1,550,000    Notes, 5.10%, due 11/29/00                                                                5.98            1,548,999
   2,000,000    Notes, 5.90%, due 12/19/00                                                                6.78            1,997,407
  13,000,000    Notes, 5.23%, due 1/8/01                                                                  6.45           12,972,565
   2,000,000    Notes, 0.00%, due 2/12/01                                                                 6.58            1,963,263
  10,000,000    Notes, 5.25%, due 2/12/01                                                                 6.51            9,966,369
                                                                                                                     --------------
                                                                                                                        393,174,305
                                                                                                                     --------------

                STUDENT LOAN MARKETING ASSOCIATION--12.9%
  25,000,000    Notes, 6.81%, due 11/7/00 (Note A)                                                        6.76           24,995,798
  50,000,000    Notes, 6.82%, due 11/7/00 (Note A)                                                        6.74           49,990,164
  10,000,000    Notes, 7.07%, due 11/13/00 (Note A)                                                       7.02            9,999,838
   5,595,000    Notes, 6.13%, due 11/15/00                                                                6.86            5,592,738
  25,000,000    Notes, 5.90%, due 12/1/00                                                                 6.60           24,983,843
                                                                                                                     --------------
                                                                                                                        115,562,381
                                                                                                                     --------------

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
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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                 U.S. GOVERNMENT PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                U.S. GOVERNMENT GUARANTEED OBLIGATIONS--4.2%
$12,500,0000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government
                Guaranteed Ship Financing Notes, Ser. A 2000, 6.71%, due 1/31/01 (Notes A, B)             6.71      $   12,500,000
  25,000,000    American Classic Voyages (Project America, Ship I, Inc.) U.S. Government
                Guaranteed Ship Financing Notes, Ser. B 2000, 6.71%, due 7/31/01 (Notes A, B)             6.71          25,000,000
                                                                                                                    --------------
                                                                                                                        37,500,000
                                                                                                                    --------------
                REPURCHASE AGREEMENTS--27.5%
 160,104,000    ABN Amro Bank, N.V.
                ~dated 10/31/00, due 11/1/00, in the amount of $160,133,397
                ~fully collateralized by $160,515,000 U.S. Government
                 securities, coupon 6.75%, maturity 2/15/02,  value $163,310,759                          6.61         160,104,000
  85,000,000    Salomon Smith Barney, Inc.
                ~dated 10/31/00, due 11/7/00, in the amount of $85,108,257
                ~fully collateralized by $103,502,372 U.S. Government securities,
                 coupon range 6% to 8.5%, maturity range 4/15/26 to 10/15/30, value $86,700,000           6.55          85,000,000
                                                                                                                    --------------
                                                                                                                       245,104,000
                                                                                                                    --------------

                TOTAL INVESTMENTS (Cost $996,354,686)--111.7%                                                          996,354,686

                LIABILITIES IN EXCESS OF OTHER ASSETS--(11.7%)                                                        (104,555,348)
                                                                                                                    --------------

                NET ASSETS--100.0%                                                                                  $  891,799,338
                                                                                                                    ==============


  Please see accompanying notes to the schedules of investments and financial statements.

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                                                                              25

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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                ALABAMA--2.5%
$  4,640,000    Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser.1998 VRDN, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50       $    4,640,000
   3,000,000    Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.)  VRDN, 4.60%
                (LOC: First Union National Bank ) (Note C)                                                4.60            3,000,000
   4,650,000    Montgomery IDR Bonds (Anderson ALACO Lawn Proj.) VRDN, 4.50% (LOC: U.S. Bank) (Note C)    4.50            4,650,000
   1,000,000    Univ. of South AL Hosp. Rev. Bonds, 4.35%, due 8/1/01 (Insured: AMBAC)                    4.37              999,780
                                                                                                                     --------------
                                                                                                                         13,289,780
                                                                                                                     --------------
                ALASKA--0.7%
     800,000    Anchorage Port & Terminal Rev. Bonds, 6.00%, due 2/1/01 (Insured: MBIA)                   4.30              803,296
   2,400,000    IDA Rev. Bonds (Alaska Hotel Properties, Inc.) VRDN, 4.40%
                (LOC: National Westminster) (Note C)                                                      4.40            2,400,000
     380,000    Municipal Bond Bank, Ser. A, 4.75%, due 4/1/01 (Insured: MBIA)                            4.90              379,684
                                                                                                                     --------------
                                                                                                                          3,582,980
                                                                                                                     --------------
                ARIZONA--0.4%
   2,200,000    Pima County IDA Rev. Bonds (Tucson Elec. Co.Proj.)  VRDN, 4.40%
                (LOC: Societe Generale) (Note C)                                                          4.40            2,200,000
                                                                                                                     --------------

                ARKANSAS--0.2%
   1,265,000    DFA Rev. Bonds (Conestoga Wood Proj,) VRDN, 4.55%
                (LOC: First Union National Bank) (Note C)                                                 4.55            1,265,000
                                                                                                                     --------------

                CALIFORNIA--2.3%
   7,300,000    Higher Educ. Loan Auth., Ser. 1987A, 4.45%, put 7/1/01 (LOC: SLMA)                        4.45            7,300,000
   1,932,787    Pitney Bowes Credit Corp., Ser. 1999-1, 4.25%, put 1/24/01 (Note E)                       4.25            1,932,787
   2,700,000    School Cash Reserve Prog. Auth., Ser. A, 5.25%, due 7/3/01                                4.27            2,716,948
                                                                                                                     --------------
                                                                                                                         11,949,735
                                                                                                                     --------------
                COLORADO--0.3%
   1,580,000    Denver City & County Airport Rev. Bonds, Ser. 1991D, 7.75%, due 11/15/01 prerefunded
                @ 102 (Note D)                                                                            4.43            1,662,669
                                                                                                                     --------------

                DELAWARE--0.2%
   1,160,000    Wilmington Community Rev. Bonds, VRDN, 4.60% (LOC: First Union National Bank) (Note C)    4.60            1,160,000
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--3.2%
     830,000    GO Bonds, Ser. A, 6.30%, due 6/1/01 (Insured: MBIA)                                       4.40              838,881
  12,000,000    HFA COP (Tyler House Apts. Proj.) Ser. 1995A VRDN, 4.50%
                (LOC: Landesbank Hessen-Theuringen GZ) (Note C)                                           4.50           12,000,000
   4,000,000    Water & Sewer Rev. Bonds (Eagle Trust Certs.) VRDN 4.43% (LIQ: Citibank) (Notes C, E)     4.43            4,000,000
                                                                                                                     --------------
                                                                                                                         16,838,881
                                                                                                                     --------------
                FLORIDA--6.5%
   2,000,000    Board of Education (ABN-AMRO Munitops 1998) VRDN, 4.42% (LIQ:ABN-AMRO Bank) (Notes C, E)  4.42            2,000,000
   2,200,000    Pinellas Cty. IDR Bonds (Pozin Enterprises Onc. Proj.) VRDN, 4.55%
                (LOC: Nationsbank) (Note C)                                                               4.55            2,200,000
   2,000,000    St. Johns Cty. IDA Rev. Bonds (Coastal Health Investors Ltd. Proj.)
                Ser. 1986 VRDN, 4.50%, (LOC: SunTrust Bank) (Note C)                                      4.50            2,000,000
   7,135,000    Sunrise Utility Sys. Rev. Bonds , Ser. PCR17 VRDN, 4.58% (LIQ: Citibank) (Notes C, E)     4.58            7,135,000
  10,380,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. A, 4.30%, due 12/4/00
                (SBPA: Bank of Nova  Scotia)                                                              4.30           10,380,000
  10,140,000    Sunshine St. Governmental Fin. Comm. Rev. Bonds, Ser. B, 4.25%, due 12/4/00
                (SBPA: Dexia)                                                                             4.25           10,140,000
                                                                                                                     --------------
                                                                                                                         33,855,000
                                                                                                                     --------------
                GEORGIA--3.6%
     300,000    Atlanta Board of Educ. COP, 4.60%, due 12/1/00 (Insured: FGIC)                            4.15              300,107
     400,000    Atlanta Water Rev. Bonds, Ser. A, 3.50%, due 11/1/00 (Insured: FGIC)                      4.75              400,000
     200,000    Clayton Cty. SD GO Bonds, 5.20%, due 2/1/01                                               4.30              200,437
     200,000    Cobb Cty. SD GO Bonds, 4.60%, due 2/1/01                                                  4.30              200,145
   6,462,000    Dekalb Cty. Hsg. Auth. SFM Rev. Bonds , Ser.1997A VRDN, 4.60%
                (LIQ: Bank of New York) (Note C)                                                          4.60            6,462,000
   1,500,000    Gwinnett Cty. IDR (Barco Inc. Proj.) VRDN, 4.55% (LOC: First Union National Bank)
                (Note C)                                                                                  4.55            1,500,000
   6,500,000    Municipal Electric Authority of GA Rev. Bonds, Ser. 1985A, 4.25%, due 12/6/00
                (LOC: Morgan Guaranty Trust)                                                              4.25            6,500,000
   1,200,000    Talbot Cty. Dev. Auth. IDR Bonds (Douglas Asphalt Co.Proj.) VRDN, 4.60%
                (LOC: First Union National Bank) (Note C)                                                 4.60            1,200,000

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26

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
------------------------------------------------------------------------------------------------------------------------------------

                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  2,000,000    Valdosta Lowndes Cty. IDR Bonds (Reames Cos. Proj.) Ser 1998 VRDN, 4.50%
                (LOC: Nationsbank) (Note C)                                                               4.50       $    2,000,000
                                                                                                                     --------------
                                                                                                                         18,762,689
                                                                                                                     --------------
                ILLINOIS--6.4%
   2,065,000    Bedford Park IDR Bonds (Cintas Sales Corp. Proj.) VRDN, 4.40%
                (LOC: PNC Bank) (Note C)                                                                  4.40            2,065,000
   2,900,000    Chicago (Muni. Sec. Trust Receipts) Ser. A2 VRDN, 4.55%
                (LIQ: Credit Suisse First Boston) (Notes C, E)                                            4.55            2,900,000
   4,300,000    Chicago IDR Bonds (Enterprise Center X Proj.) VRDN, 4.44% (LOC: Bank One) (Note C)        4.44            4,300,000
   2,625,000    Chicago Sales Tax Rev. Bonds, VRDN, 4.58% (LIQ: Citibank) (Note C)                        4.58            2,625,000
     575,000    DFA Rev. Bonds (D.E. Akin Seed Proj.) VRDN, 4.55% (LOC: Banc One) (Note C)                4.55              575,000
     900,000    DFA Rev. Bonds (Profile Plastics Proj.) VRDN, 4.44% (LOC: LaSalle National Bank) (Note C) 4.44              900,000
   8,800,000    Health Facs. Auth. Rev. Bonds, 6.80%,due 11/1/01 prerefunded @102 (Note D)                4.57            9,165,142
   1,700,000    Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) VRDN, 4.55%
                (LOC: Morgan Guaranty Trust) (Note C)                                                     4.55            1,700,000
     800,000    Madison Cty. Envir. Rev. Bonds (Shell- Wood River Proj.) Ser. 1997A VRDN, 4.75% (Note C)  4.75              800,000
     930,000    Madison Cty. Envir. Rev. Bonds (Shell- Wood River Proj.) Ser. 1997 VRDN, 4.75% (Note C)   4.75              930,000
     305,000    Massac Cty. Comm. Unit SD #1 GO Bonds, 4.50% due 10/15/01 (Insured: MBIA)                 4.50              305,000
   4,000,000    Paris IDR Bonds (Simonton Building Products Inc. Proj.) VRDN, 4.50%
                (LOC: Wachovia Bank) (Note C)                                                             4.50            4,000,000
   2,300,000    Richmond IDR Bonds (Maclean Fogg Co. Proj.) VRDN, 4.55% (LOC: Bank of America) (Note C)   4.55            2,300,000
     800,000    Southwestern IL Dev. Auth. Solid Waste Disp.
                (Shell Oil Co.-Wood River Proj.) Ser. 91 VRDN, 4.75% (Note C)                             4.75              800,000
                                                                                                                     --------------
                                                                                                                         33,365,142
                                                                                                                     --------------
                INDIANA--1.2%
     650,000    Bond Bank Rev. Bonds, 5.00%, due 2/1/01 (LOC: CIBC)                                       4.25              651,157
     250,000    Educ. Rev. Bonds (Rose Hulman Proj.) 5.25%, due 6/1/01 (Insured: MBIA)                    4.30              251,333
   2,200,000    Employment Dev. Commission Rev. Bonds (Fischer Enterprises Proj.) VRDN, 4.50%
                (LOC: PNC Bank) (Note C)                                                                  4.50            2,200,000
   1,000,000    Marion Cty. Convention & Recreation Facs. Rev. Bonds, 7.00%, due 6/1/01
                prerefunded @ 102 (Note D)                                                                4.40            1,034,170
     750,000    New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) VRDN, 4.50% (LOC: PNC Bank) (Note C) 4.50              750,000
   1,400,000    Whiting Sewer & Solid Waste Disp. Rev. Bonds (Amoco Oil Co. Proj.) VRDN, 4.75% (Note C)   4.75            1,400,000
                                                                                                                     --------------
                                                                                                                          6,286,660
                                                                                                                     --------------
                IOWA--1.6%
   3,600,000    Dubuque Rev. Bonds (Jeld-Wen, Inc. Proj.) Ser. 1988 VRDN, 4.75% (LOC: ABN-AMRO Bank)
                (Note C)                                                                                  4.75            3,600,000
   2,800,000    Higher Educ. Rev. Bonds (Grinnell College) 5.25%, due 6/1/01                              4.40            2,813,315
   1,000,000    Student Loan Rev. Bonds, Ser. A, 5.15%, due 12/1/00 (GTY: SLMA)                           4.38            1,000,540
     400,000    Student Loan Rev. Bonds, Ser. C, 6.60%, due 12/1/00 (Insured: AMBAC)                      4.40              400,684
     705,000    Univ. of IA Fac. Corp. Rev. Bonds (Medical Educ. & Biomed Research Fac.Proj.),
                4.50%, due 6/1/01 (Insured: AMBAC)                                                        4.40              705,366
                                                                                                                     --------------
                                                                                                                          8,519,905
                                                                                                                     --------------
                KANSAS--0.2%
   1,150,000    Spring Hill IRB (Abrasive Engineering Proj.) VRDN, 4.57%
                (LOC: LaSalle National Bank) (Note C)                                                     4.57            1,150,000
                                                                                                                     --------------

                KENTUCKY--1.8%
     275,000    Higher Educ. Rev. Bonds, Ser. A, 4.70%, due 12/1/00                                       4.00              275,152
   3,000,000    Mayfield IDR Bonds (Seaboard Farms of KY Inc. Proj.) VRDN, 4.50%
                (LOC: SunTrust Bank) (Note C)                                                             4.50            3,000,000
   5,000,000    Pulaski Cty. Solid Waste Rev. Bonds
                (National Rural - Eastern KY Power) Ser. B, 4.30%, put 2/15/01                            4.30            5,000,000
   1,000,000    Turnpike Auth. (Trust Rec.) Ser. 17 VRDN, 4.50% (LIQ: Commerzbank AG) (Notes C, E)        4.50            1,000,000
                                                                                                                     --------------
                                                                                                                          9,275,152
                                                                                                                     --------------
                LOUISIANA--0.4%
   2,000,000    Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.) VRDN, 4.45%
                (LOC: Regions Bank) (Note C)                                                              4.45            2,000,000
     205,000    Pub. Fac. Auth. Rev. Bonds, 6.20%, due 3/1/01                                             4.50              206,110
                                                                                                                     --------------
                                                                                                                          2,206,110
                                                                                                                     --------------
                MAINE--0.5%
     800,000    Educ. Loan Marketing Corp. Rev. Bonds (Student Loan) Ser. A4, 5.60%, due 11/1/00          4.40              800,000
   2,000,000    Pub. Util. Fin. Rev. Bonds (ME Public Service Co. Proj.) VRDN, 4.55%
                (LOC: Bank of New York) (Note C)                                                          4.55            2,000,000
                                                                                                                     --------------
                                                                                                                          2,800,000
                                                                                                                     --------------

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
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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND--3.9%
$  7,450,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 4.30%, due 11/6/00
                (SBPA: Bank of New York, Chemical)                                                        4.30       $    7,450,000
   5,000,000    Anne Arundel Cty. (Baltimore Gas & Electric Proj.) Ser. 1988, 4.25%, due 12/5/00
                (SBPA: Bank of New York, Chemical)                                                        4.25            5,000,000
   3,000,000    CDA Rev. Bonds, VRDN Ser. 2000CMC3, 4.50% (LIQ: Chase Manhattan Bank) (Notes C, E)        4.50            3,000,000
   1,890,000    Health & Higher Educ. (North Arundel Hosp. Proj.)  VRDN, 4.35% (LOC: Mellon Bank) (Note C)4.35            1,890,000
   3,000,000    Montgomery GO BANS, 4.20%, due 12/6/00 (LIQ: Westdeutche Landesbank GZ)                   4.20            3,000,000
                                                                                                                     --------------
                                                                                                                         20,340,000
                                                                                                                     --------------
                MASSACHUSETTS--1.3%
   2,100,000    DFA Rev. Bonds (JPF Realty Proj.) Ser. A VRDN, 4.35% (LOC: Bank of Boston) (Note C)       4.35            2,100,000
     595,000    Educ. Loan Auth. Rev. Bonds, Issue E, Series B, 4.95%, due 7/1/01 (Insured: AMBAC)        4.60              596,304
   2,415,000    HEFA Rev. Bonds (Becker College) Ser. A1 VRDN, 4.20% (LOC: Bank of Boston) (Note C)       4.20            2,415,000
     500,000    HEFA Rev. Bonds (Harvard University) 6.10%, due 12/1/00                                   4.70              500,556
     435,000    HFA Rev. Bonds, Ser. A, 5.70%, due 1/1/01 (Insured: AMBAC)                                5.00              435,486
     700,000    IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 4.60% (LOC: Bank of Boston) (Note C)        4.60              700,000
                                                                                                                     --------------
                                                                                                                          6,747,346
                                                                                                                     --------------
                MICHIGAN--2.7%
     500,000    HFA Rev. Bonds (Detroit Med. Center) Ser. A, 7.50%, due 8/15/01, prerefunded @102 (Note D)4.35              521,682
  13,000,000    Milan Area SD GO Bonds, Ser. B, 4.40%, put 11/1/00                                        4.59           13,000,000
     375,000    Montcalm Cty. Bldg. Auth. GO Bonds, 5.00%, due 5/1/01 (Insured: AMBAC)                    4.47              375,960
     235,000    Tahquamenon SD GO Bonds, 4.50%, due 5/1/01 (Insured: FSA)                                 4.45              235,046
                                                                                                                     --------------
                                                                                                                         14,132,688
                                                                                                                     --------------
                MINNESOTA--2.1%
   4,800,000    Cass Lake ISD #115 GO Notes, 4.55%, due 9/30/01                                           4.40            4,806,097
   3,800,000    Moorhead ISD #152 GO Notes, 4.50%, due 9/28/01                                            4.38            3,804,111
   1,190,000    Staples-Motley ISD #2170 GO Notes, 4.60%, due 9/30/01                                     4.42            1,191,861
   1,300,000    Waseca, Rice, & Steele Ctys. ISD Notes, 4.45%, due 3/30/01                                4.40            1,300,251
                                                                                                                     --------------
                                                                                                                         11,102,320
                                                                                                                     --------------
                MISSISSIPPI--0.4%
   1,600,000    Business Fin. Corp. IDR Bonds (Lehman- Roberts Co. Proj.) Ser. A, VRDN, 4.55%
                (LOC: Nationsbank) (Note C)                                                               4.55            1,600,000
     590,000    Tupelo Pub. Sch. Dist. GO Bonds, 6.90%, due 11/1/00 (Insured: MBIA)                       4.00              590,000
                                                                                                                     --------------
                                                                                                                          2,190,000
                                                                                                                     --------------
                MISSOURI--0.7%
   1,400,000    Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.) Ser. 93M, VRDN, 4.45%
                (GTY: CFC National Rural) (Note C)                                                        4.45            1,400,000
   2,100,000    Warrensburg IDA Rev. Bonds (Swisher Mower Inc. Proj.) VRDN, 4.50%
                (LOC: Nationsbank) (Note C)                                                               4.50            2,100,000
                                                                                                                     --------------
                                                                                                                          3,500,000
                                                                                                                     --------------
                MONTANA--0.3%
     805,000    Butte Silver Bow PCR Bonds (Rhone-Poulenc Inc. Proj.) VRDN, 4.40%
                (LOC: Banque Nationale de Paris) (Note C)                                                 4.40              805,000
     800,000    Higher Educ. Student Assistance Corp. Rev. Bonds, Ser. 1993A, 5.05%, due 12/1/00          4.25              800,507
                                                                                                                     --------------
                                                                                                                          1,605,507
                                                                                                                     --------------
                NEBRASKA--0.8%
   1,675,000    Gage Cty. IDR Bonds (Accuma Corp. Proj.) VRDN, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50            1,675,000
   2,500,000    Lincoln (Lincoln Elec. Sys.) 4.25%, due 12/5/00 (LIQ: Morgan Guaranty Trust)              4.25            2,500,000
                                                                                                                     --------------
                                                                                                                          4,175,000
                                                                                                                     --------------
                NEVADA--0.4%
   1,000,000    Clark Cty. IDR Bonds (Nevada Cogeneration Assoc. #2) VRDN, 4.80%
                (LOC: ABN-AMRO Bank) (Note C)                                                             4.80            1,000,000
     300,000    Clark Cty. SD GO Bonds, Ser. A, 5.75%, due 6/15/01 (Insured: MBIA)                        4.33              302,546
   1,000,000    Henderson Cty. Pub. Imp. Trust  Rev. Bonds (Berry Plastics Corp. Proj.)
                Ser. 1991 VRDN, 4.44% (LOC: Nationsbank) (Note C)                                         4.44            1,000,000
                                                                                                                     --------------
                                                                                                                          2,302,546
                                                                                                                     --------------


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28


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
------------------------------------------------------------------------------------------------------------------------------------

                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000

   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE--2.9%
$  3,300,000    Business Fin. Auth. (Forty - One Northwestern LLC Proj.) Ser. 1998 VRDN, 4.45%
                (LOC: Bank of Boston) (Note C)                                                            4.45       $    3,300,000
   3,500,000    Business Fin. Auth. (Foundation for Seacoast Health) Ser. A VRDN, 4.40%
                (LOC: Fleet Bank) (Note C)                                                                4.40            3,500,000
   2,300,000    Business Fin. Auth. (Wiggins Airway Inc. Proj.) VRDN, 4.45% (LOC: Bank of Boston)
                (Note C)                                                                                  4.45            2,300,000
   2,500,000    Dover GO TANS, 4.75%, due 6/20/01                                                         4.60            2,502,213
   2,400,000    IDA Rev. Bonds (Oerlikon- Burhle USA) VRDN, 4.45%
                (LOC: Union Bank of Switzerland) (Note C)                                                 4.45            2,400,000
   1,250,000    Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B VRDN, 4.55%
                (LOC: PNC Bank) (Note C)                                                                  4.55            1,250,000
                                                                                                                     --------------
                                                                                                                         15,252,213
                                                                                                                     --------------
                NEW JERSEY--1.0%
   5,000,000    Bayonne Temporary Notes, 5.00%, due 7/12/01                                               4.47            5,017,550
                                                                                                                     --------------

                NEW MEXICO--1.4%
   1,400,000    Albuquerque IDR Bonds (CVI Laser Corp. Proj.) Ser. 1998 VRDN, 4.55%
                (LOC: Nationsbank) (Note C)                                                               4.55            1,400,000
   1,430,000    Albuquerque IDR Bonds (Karsten Co. of NM) Ser. 1997A VRDN, 4.70% (LOC: Bank One)
                (Note C)                                                                                  4.70            1,430,000
   3,700,000    Farmington IDR Bonds (Independent Mobility Sys. Proj.) Ser. A VRDN, 4.55%
                (LOC: Bank of America) (Note C)                                                           4.55            3,700,000
     555,000    Mortgage Fin. Auth. Rev. Bonds (Eagle Trust) VRDN, 4.68% (LIQ: Citibank) (Notes C, E)     4.68              555,000
                                                                                                                     --------------
                                                                                                                          7,085,000
                                                                                                                     --------------
                NEW YORK--0.1%
     200,000    Bethlehem CSD GO Bonds, 7.10%, due 11/1/00 (Insured: AMBAC)                               4.05              200,000
     250,000    Med. Care Facs. Fin. Agy. Rev. Bonds, 7.75%, due 2/15/01, prerefunded @ 102 (Note D)      4.30              257,349
                                                                                                                     --------------
                                                                                                                            457,349
                                                                                                                     --------------
                NORTH CAROLINA--0.2%
   1,000,000    Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) VRDN, 4.50% (LOC: Wachovia) (Note C)    4.50            1,000,000
                                                                                                                     --------------
                OHIO--3.3%
   3,770,000    Franklin Cty. IDR Bonds (IDS Acquisition Corp. Proj.) VRDN, 4.65% (LOC: Bank One)
                (Note C)                                                                                  4.65            3,770,000
  11,750,000    Hsg. Rev. Bonds , Ser. CMC2 VRDN, 4.45% (LIQ: Chase Manhattan Bank) (Notes C, E)          4.45           11,750,000
   1,020,000    Pub. Fac. Comm. Higher Educ. Rev. Bonds, 4.70%, due 6/1/01 (Insured: AMBAC)               4.60            1,020,563
     400,000    Pub. Fac. Comm. Higher Educ. Rev. Bonds, 5.38%, due 12/1/00 (Insured: FSA)                4.00              400,436
     500,000    Water Dev. Auth. Rev. Bonds, 5.25%, due 6/1/01 (Insured: MBIA)                            4.50              502,105
                                                                                                                     --------------
                                                                                                                         17,443,104
                                                                                                                     --------------
                OKLAHOMA--4.3%
   1,000,000    Claremore Public Works Auth. Rev. Bonds, 5.50%, due 6/1/01 (Insured: FSA)                 4.90            1,003,348
   5,195,000    Tulsa Parking Auth. Rev. Bonds (Williams Center Proj.)
                Ser. A , 4.75%, put 11/14/00 (LOC: Bank of America)                                       4.75            5,195,000
   1,000,000    Tulsa Pub. Facs. Auth. Rev. Bonds (Ogden Martin Systems) 5.15%, due 11/1/01
                (Insured: AMBAC)                                                                          4.50            1,006,234
  15,450,000    Water Resources Board, State Loan Prog. Rev. Bonds, Ser. 1999, 4.30%, put 3/1/01
                (SBPA: Bayerische Landesbank GZ)                                                          4.30           15,450,000
                                                                                                                     --------------
                                                                                                                         22,654,582
                                                                                                                     --------------
                OREGON--0.9%
   4,600,000    Hillsboro Rev. Bonds (OR Graduate Institute) VRDN, 4.40% (LOC: Comerica Bank) (Note C)    4.40            4,600,000
                                                                                                                     --------------

                PENNSYLVANIA--3.5%
   2,800,000    Allegheny Cty. Hosp. Dev. Auth. Rev. Bonds (Central Blood Bank) VRDN, 4.40%
                (LOC: PNC Bank) (Note C)                                                                  4.40            2,800,000
   1,300,000    Bethel Township IDA (Brentwood Industries Inc. Proj.) VRDN, 4.50%
                (LOC: First Union National Bank) (Note C)                                                 4.50            1,300,000
   4,020,000    Cambria Cty. IDA Rev. Bonds (Cambria Cogen Co. Proj.) Ser. 1998A2 VRDN, 4.35%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       4.35            4,020,000
   2,500,000    EDA Rev. Bonds (SJ Bailey & Sons, Inc. Proj.) VRDN, 4.50%, (LOC: PNC Bank)                4.50            2,500,000
   1,800,000    Higher Educ. Rev. Bonds, Ser. A, 6.80%, due 12/1/00 (Insured: FGIC)                       4.40            1,803,507
   1,800,000    Philadelphia IDR Bonds (Henry H. Ottens Mfg. Proj.) VRDN, 4.55%
                (LOC: First Union National Bank) (Note C)                                                 4.55            1,800,000
   4,000,000    Westmoreland Cty. IDA Rev. Bonds (Advance USA Proj.) Ser. 1999A VRDN, 4.50%
                (LOC: PNC Bank) (Note C)                                                                  4.50            4,000,000
                                                                                                                     --------------
                                                                                                                         18,223,507
                                                                                                                     --------------
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
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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
               RHODE ISLAND--0.5%
$  2,500,000    Ind. Fac. Corp. IDR Bonds (NFA Corp. Proj.) VRDN, 4.45% (LOC: Bank of Boston) (Note C)    4.45       $    2,500,000
                                                                                                                     --------------

                SOUTH CAROLINA--5.6%
   4,000,000    Greenville City & Cty. IDR Bonds (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97
                VRDN, 4.55% (LOC: First Union National Bank) (Note C)                                     4.55            4,000,000
     900,000    Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) VRDN, 4.55%
                (LOC: First Union National Bank) (Note C)                                                 4.55              900,000
   2,150,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999A VRDN, 4.50% (LOC: PNC Bank) (Note C)4.50            2,150,000
   5,100,000    Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B VRDN, 4.50% (LOC: PNC Bank) (Note C)4.50            5,100,000
   2,400,000    Jobs EDA Rev. Bonds (Klockner Namasco Proj.) VRDN, 4.50%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  4.50            2,400,000
   6,700,000    Jobs EDA Rev. Bonds (Zeuna Starker USA, Inc. Proj.) VRDN, 4.50%
                (LOC: Bayerische Landesbank GZ) (Note C)                                                  4.50            6,700,000
   8,000,000    Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) VRDN, 4.47%
                (LIQ: ABN-AMRO Bank) (Notes C, E)                                                         4.47            8,000,000
                                                                                                                     --------------
                                                                                                                         29,250,000
                                                                                                                     --------------
                SOUTH DAKOTA--2.2%
     250,000    Building Lease Rev. Bonds, Ser. A, 4.50%, due 12/1/00 (Insured: AMBAC)                    4.45              250,009
   6,400,000    HDA Rev. Bonds (Homeownership Mortgage Bds.) Ser. 2000K, 4.40%, due 11/8/01               4.40            6,400,000
   4,685,000    Sioux Falls Rev. Bonds (Evangelical Lutheran Proj.) VRDN, 4.50%
                (SBPA: Norwest Bank) (Note C)                                                             4.50            4,685,000
                                                                                                                     --------------
                                                                                                                         11,335,009
                                                                                                                     --------------
                TENNESSEE--2.2%
   2,800,000    Franklin Cty. IDB (Franklin Ind. Inc. Proj.) VRDN, 4.60% (LOC: Nationsbank) (Note C)      4.60            2,800,000
   8,600,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops) Ser. 1999-1, 4.44%
                (LIQ: ABN-AMRO Bank) (Notes C, E)                                                         4.44            8,600,000
                                                                                                                     --------------
                                                                                                                         11,400,000
                                                                                                                     --------------
                TEXAS--15.1%
     250,000    Arlington Waterworks & Sewer Rev. Bonds, 4.75%, due 6/1/01 (Insured: AMBAC)               4.50              250,343
   1,020,000    Austin Util. Sys. Rev. Bonds, Ser. A, 8.00%, prerefunded @ 100, due 5/15/01 (Note D)      4.45            1,038,864
   6,140,000    Bexar Cty. Hsg. Rev. Bonds (Eagle Trust) Ser. 94C4301 VRDN, 4.48%
                (LIQ: Citibank) (Notes C, E)                                                              4.48            6,140,000
   2,655,000    Brazos Higher Educ. Rev. Bonds, Ser. A-2, 5.85%, due 6/1/01 (GTY: Student Loans)          4.92            2,668,749
     800,000    Brazos Higher Educ. Rev. Bonds, Ser. C-1, 6.20%, due 11/1/00 (GTY: Student Loans)         4.70              800,000
  12,400,000    Brazos River Auth. Rev. Bonds (TX Util. Elec. Co. Proj.) Ser. 1994A, 4.30%, due 12/5/00
                (LOC: Chase Manhattan Bank)                                                               4.30           12,400,000
   1,500,000    Brazos River Auth. Rev. Bonds (TX Util. Elec. Co. Proj.) Ser. 1996A VRDN, 4.75%,
                (LIQ: Bank of New York) (Note C)                                                          4.75            1,500,000
     800,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Amoco Oil Proj.) Ser. 1993
                VRDN, 4.75% (Note C)                                                                      4.75              800,000
     500,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Amoco Oil Proj.) Ser. 1996
                VRDN, 4.75% (Note C)                                                                      4.75              500,000
     800,000    Gulf Coast Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1994 VRDN, 4.80%, (LOC: Wachovia Bank) (Note C)                                      4.80              800,000
     750,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Citgo Petroleum Corp. Proj.)
                Ser. 1999 VRDN, 4.80%, (LOC: Banque Nationale de Paris)  (Note C)                         4.80              750,000
     700,000    Gulf Coast  Waste Disposal Auth. Solid Waste  Rev. Bonds (Exxon Oil Proj.)
                Ser. 1995 VRDN,4.60% (Note C)                                                             4.60              700,000
  16,300,000    Harris Cty. GO CP Notes, Ser. C, 4.25%, due 11/3/00 (LIQ: Union Bank of Switzerland)      4.25           16,300,000
   1,869,000    Houston Airport Rev. Bonds, ABN-AMRO Munitops Trust Cert., Ser.1998-15 VRDN, 3.35%
                (LIQ: ABN-AMRO Bank) (Notes C, E)                                                         3.35            1,869,000
   1,000,000    Irving ISD GO Bonds, 4.10%, due 8/15/01                                                   4.50              996,904
     585,000    Katy ISD GO Bonds, 7.00%, due 2/15/01                                                     4.40              589,281
   4,000,000    North Central Health Facs. Rev. Bonds, 6.685%, due 6/19/01 prerefunded @ 102 (Note D)     4.70            4,128,414
     200,000    Pub. Fin. Auth. Bldg. Rev. Bonds, 4.50%, due 2/1/01 (Insured: AMBAC)                      4.45              200,000
     300,000    Pub. Fin. Auth. Rev. Bonds (Parks & Wildlife Depts. Proj.) 4.75%,
                due 2/1/01 (Insured: FSA)                                                                 4.40              300,254
   1,000,000    San Antonio GO Bonds, 5.50%, due 8/1/01                                                   4.30            1,008,564
   2,000,000    San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj. )
                Ser. 1998 VRDN, 4.55% (LOC: Nationsbank) (Note C)                                         4.55            2,000,000
   3,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc. Proj. ) VRDN, 4.50% (LOC: PNC Bank) (Note C)     4.50            3,000,000
     400,000    South TX Higher Educ. Auth. Rev. Bonds, Ser. A1, 4.75%, due 12/1/00                       4.50              400,078
     230,000    Southwest ISD GO Bonds, 7.00%, due 2/1/01                                                 4.35              231,476
  13,000,000    TRANS, 5.25%, due 8/31/01                                                                 4.25           13,103,243

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
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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                                   MUNICIPAL PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,000,000    TRANS, VRDN, 4.95% (Note C)                                                               4.95      $    1,000,000
     900,000    University of TX Systems Rev. Bonds, 5.38%, due 3/15/01 (Insured: FSA)                    4.52             902,760
   4,800,000    Veterans Hsg. Rev. Bonds, Ser. 1994A-1 VRDN, 4.55% (Note C)                               4.55           4,800,000
                                                                                                                    --------------
                                                                                                                        79,177,930
                                                                                                                    --------------
                UTAH--0.3%
     300,000    Springville Elec. Rev Bonds, 3.35%, due 3/1/01 (Insured: AMBAC)                           5.15             298,200
   1,000,000    Trementon City IDR Bonds (La-Z-Boy Chair Co. Proj.) Ser. 1990 VRDN, 4.45%
                (LOC: NBD Bank) (Note C)                                                                  4.45           1,000,000
                                                                                                                    --------------
                                                                                                                         1,298,200
                                                                                                                    --------------
                VARIOUS STATES--3.9%
   3,340,000    Greystone Tax Exempt Cert., Ser.1998-2 VRDN, 4.50%
                (LOC: Credit Suisse First Boston) (Notes C, E)                                            4.50           3,340,000
   8,090,146    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1998-2 VRDN, 4.67%
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.67           8,090,146
   8,738,231    Pitney Bowes Credit Corp. Leasetops Muni Trust, Ser. 1999-2 VRDN, 4.72%,
                (LIQ: Pitney Bowes Credit Corp.) (Notes C, E)                                             4.72           8,738,231
                                                                                                                    --------------
                                                                                                                        20,168,377
                                                                                                                    --------------
                VIRGINIA--2.9%
   8,000,000    Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601 VRDN, 4.26% (LIQ: Citibank) (Notes C, E)   4.26           8,000,000
   1,700,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 4.50%
                (LOC: Nationsbank) (Note C)                                                               4.50           1,700,000
   2,900,000    King George Cty. IDA Rev. Bonds (Garnet of VA Inc. Proj.) VRDN, 4.50%
                (LOC: Morgan Guaranty Trust)  (Note C)                                                    4.50           2,900,000
   2,500,000    Norfolk IDA Rev. Notes (Sentara Health Sys. Group) 4.20%,
                due 12/15/00 (LIQ: Wachovia Bank)                                                         4.20           2,500,000
                                                                                                                    --------------
                                                                                                                        15,100,000
                                                                                                                    --------------
                WASHINGTON--4.8%
     200,000    Clark Cty. GO Bonds, 4.75%, due 12/1/00                                                   4.66             200,000
   3,410,000    Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 2000 VRDN, 4.50%
                (LOC: Fleet Bank) (Note C)                                                                4.50           3,410,000
   2,400,000    EDA Rev. Bonds (Ace Tank Proj.) VRDN, 4.45% (LOC: US Bank) (Note C)                       4.45           2,400,000
     200,000    GO Bonds, Ser. A & AT 6, 5.60%, due 2/1/01 (Escrowed to Maturity) (Note D)                4.40             200,562
   7,420,000    HFC Rev. Bonds (Boardwalk Apts. Proj.) VRDN, 4.45% (LOC: US Bank) (Note C)                4.45           7,420,000
   2,000,000    HFC Rev. Bonds (Lake Washington Apt. Proj.) VRDN, 4.40% (LOC: Bank of America) (Note C)   4.40           2,000,000
   2,250,000    HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A VRDN, 4.45% (LOC: US Bank) (Note C)     4.45           2,250,000
     400,000    Highline Water Dist. Rev. Bonds, 4.05%, due 11/1/00 (Insured: MBIA)                       4.00             400,000
     800,000    Motor Vehicle Fuel Tax GO Bonds, Ser. B, 6.00%, due 6/1/01                                4.60             806,143
   1,300,000    Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) VRDN, 4.50% (LOC: US Bank) (Note C)   4.50           1,300,000
   1,000,000    Port of Seattle IDR Bonds (Alaska Airlines Inc.) VRDN, 4.30%
                (LOC: Bank of New York) (Note C)                                                          4.30           1,000,000
     740,000    Port of Seattle Rev. Bonds, 4.40%, due 2/1/01                                             4.40             740,000
   2,000,000    Port of Seattle Rev. Bonds, Ser. 1997 VRDN, 4.55%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        4.55           2,000,000
   1,000,000    Snohomish Cty. GO Bonds, 4.75%, due 12/1/00 (Insured: MBIA)                               3.95           1,000,634
                                                                                                                    --------------
                                                                                                                        25,127,339
                                                                                                                    --------------
                WEST VIRGINIA--1.1%
     775,000    Hsg. Dev. Rev. Bonds, Ser. B, 4.40%, due 11/1/00                                          4.50             775,000
   5,200,000    Public Energy Auth. (Morgantown Energy Assoc. Proj.) Ser. 1989A, 4.15%, due 11/13/00
                (LOC: Credit Locale de France)                                                            4.10           5,200,000
                                                                                                                    --------------
                                                                                                                         5,975,000
                                                                                                                    --------------
                WISCONSIN--0.0%
     200,000    Taylor Cty. GO Bonds, 4.90%, 3/1/01 (Insured: MBIA)                                       4.50             200,254
                                                                                                                    --------------

                TOTAL MUNICIPAL OBLIGATIONS (Cost $527,530,524)--100.8%                                                 527,530,524

                LIABILITIES IN EXCESS OF OTHER ASSETS--(0.8%)                                                            (3,962,624)
                                                                                                                    ---------------

                NET ASSETS--100.00%                                                                                 $   523,567,900
                                                                                                                    ===============



Please see  accompanying  notes to the  schedules of  investments  and financial statements.

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
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                                      TD WATERHOUSE FAMILY OF FUNDS, INC.
                   CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                CALIFORNIA--96.3%
$    300,000    Alternative Energy Source Fin. Auth. Rev. Bonds, Ser. 1986 VRDN, 4.25%
                (LOC: Banque Nationale de Paris) (Note C)                                                 4.25        $     300,000
   4,500,000    Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A VRDN, 3.90% (LOC: KBC Bank) (Note C) 3.90            4,500,000
   1,100,000    Colton Redev. Agy. Rev. Bonds, Ser. 1985A VRDN, 3.40% (LOC: FHLB) (Note C)                3.40            1,100,000
   5,000,000    Educ. Fac. Auth. Rev. Bonds (California Inst. of Technology) VRDN, 3.70% (Note C)         3.70            5,000,000
   1,000,000    El Dorado Cty. Rev. Bonds, 7.40%, due 11/1/00 prerefunded @102 (Note D)                   3.45            1,020,000
     115,000    Fresno USD COP, 4.00%, due 11/1/00 (Insured: FSA)                                         4.00              115,000
   4,800,000    GO Bonds (Muni Trust) Ser. SGB7 VRDN, 3.63% (LIQ: Societe Generale) (Notes C, E)          3.63            4,800,000
   9,770,000    GO Bonds, Ser. BJ, 3.60%, put 6/1/01                                                      4.00            9,741,607
   9,800,000    Health Fac. Fin. Auth. Rev. Bonds (Pooled Loan Prog.)
                Ser. B VRDN, 3.75% (SBPA: FGIC) (Note C)                                                  3.75            9,800,000
   3,380,000    Health Facs. Fin. Auth. Rev. Bonds (Kaiser Permanente) Ser. A, 7.00%, due 12/1/00
                prerefunded @102 (Note D)                                                                 3.68            3,456,278
   1,675,000    HFA Rev. Bonds, Ser.W, 3.90%, due 10/1/01                                                 3.90            1,675,000
   8,150,000    Infrastructure & EDR Bonds (Independent Systems) Ser. B VRDN, 3.75%
                (SBPA: Westdeutche Landesbank GZ, Bayerische Landesbank GZ,
                Morgan Guaranty Trust) (Note C)                                                           3.75            8,150,000
   1,300,000    Los Angeles Community Redev. Agy. Rev. Bonds (Grand Promenade Proj.) VRDN, 3.95%
                (LOC: Bank of America) (Note C)                                                           3.95            1,300,000
   9,000,000    Los Angeles Cty. Capital Lease COP Notes, 3.60%, due 11/8/00 (LOC: Westdeutche
                Landesbank GZ, Bayerische Landesbank GZ, Morgan Guaranty Trust)                           3.60            9,000,000
   4,800,000    Los Angeles Cty. COP, 6.708%, due 5/1/01 prerefunded @102 (Note D)                        4.15            4,956,278
   1,600,000    Los Angeles Cty. Pension Obligation Rev. Bonds, Ser. B VRDN, 3.75%
                (SBPA: Credit Local de France) (Note C)                                                   3.75            1,600,000
   1,000,000    Los Angeles Dept. Water & Power Rev. Bonds, 3.85%, due 11/2/00
                (LOC: Bayerische Landesbank GZ, Bank of America, Credit Commerciale de France,
                Morgan Guaranty Trust, Westdeutche Landesbank GZ)                                         3.85            1,000,000
     510,000    Los Angeles Harbor Rev. Bonds, Ser. B, 6.00%, due 8/1/01                                  4.00              517,410
   3,610,000    Los Angeles Hsg. Rev. Bonds, Ser. A VRDN, 3.85% (LOC: FHLB) (Note C)                      3.85            3,610,000
   1,200,000    Los Angeles MFH Rev. Bonds (Museum Terrace Apts) Ser. H VRDN, 3.95%
                (LOC: Bank of America) (Note C)                                                           3.95            1,200,000
   2,000,000    Metropolitan Water Dist. of So. Cal., Ser. C, 3.80% (LIQ: Morgan Guaranty Trust) (Note C) 3.80            2,000,000
   6,375,000    Mt. Diablo Hosp. Dist. Rev. Bonds, Ser. A, 7.00%, due 12/1/00 prerefunded @102 (Note D)   3.67            6,518,927
   2,500,000    Mt. Diablo Hosp. Dist. Rev. Bonds, Ser. A, 8.00%, due 12/1/00 prerefunded @102 (Note D)   3.67            2,558,451
   4,000,000    No. Cal. Trans. Auth. Rev. Bonds (Oregon Transmission) Ser. B, 3.50%, due 12/6/00
                (LOC: Westdeutche Landesbank GZ)                                                          3.50            4,000,000
   4,000,000    Orange Cty. Spec. Fin. Auth. Rev. Bonds (Teeter Plan) Ser. B VRDN, 3.85%
                (SBPA: First Union National Bank) (Note C)                                                3.85            4,000,000
   3,055,000    Palmdale Comm. Redev. Agy. Rev. Bonds (MERLOT) Ser. 2000TTT, 4.05%, put 9/1/01
                (LIQ: First Union National Bank) (Note E)                                                 4.05            3,055,000
   2,025,000    Riverside Cty. IDA Rev. Bonds (Merrick Engineering Inc.) VRDN, 3.90%
                (LOC: Wells Fargo Bank) (Note C)                                                          3.90            2,025,000
   1,350,000    Sacramento Cty. GO Bonds, 8.20% due 12/1/00 prerefunded @ 102 (Note D)                    3.50            1,382,023
   3,910,000    Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 4.10%, put 8/1/01
                (LIQ: First Union National Bank) (Note E)                                                 4.10            3,910,000
   2,000,000    Sacramento MUD (MERLOT) Ser. 2000 A10, 3.85%, put 10/1/01
                (LIQ: First Union National Bank) (Note E)                                                 3.85            2,000,000
   4,000,000    Sacramento MUD Elec. Rev. Bonds (Muni Trust Receipts) Ser. SGB4 VRDN, 3.63%
                (LIQ: Societe Generale) (Notes C, E)                                                      3.63            4,000,000
   5,000,000    Sacramento MUD Rev. Bonds, Ser I, 3.80%, due 11/3/00 (LOC: Bayerische Landesbank GZ,
                Morgan Guaranty Trust, Westdeutche  Landesbank GZ)                                        3.80            5,000,000
   4,400,000    San Bernadino Cty. COP (County Center Refining Proj.) VRDN, 4.40%
                (LOC: Canadian Imperial Bank of Commerce) (Note C)                                        4.40            4,400,000
   1,000,000    San Bernadino Cty. COP, Ser. B, 7.00%, due 8/1/01 prerefunded @102 (Note D)               3.80            1,042,744
   1,300,000    San Diego Cty. COP, 5.00%, due 9/1/01 (Insured: AMBAC)                                    3.80            1,312,622
   2,000,000    San Diego Cty. Transportation Sales Tax Rev. CP Notes, Ser. A, 3.60%, due 11/7/00
                (LOC: Morgan Guaranty Trust)                                                              3.65            2,000,000
   1,500,000    San Dimas Redev. IDB Rev. Bonds (French Co. Proj.) VRDN, 3.85%
                (LOC: Credit Commerciale de France) (Note C)                                              3.85            1,500,000
   3,600,000    San Francisco Bay Area Rapid Transit Fin. Auth. CP Notes, 3.60%, due 11/9/00
                (LOC: Bayerische Landesbank GZ)                                                           3.60            3,600,000
   8,000,000    San Francisco Bay Area Rapid Transit Fin. Auth. CP Notes, Ser. F, 3.65%, due 12/7/00
                (LOC: State Street)                                                                       3.65            8,000,000
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

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                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
$  1,020,000    Santa Ana Hsg. Auth. Rev. Bonds (Harbor Private Apts.) Ser. A VRDN, 3.85%
                (LOC: FNMA) (Note C)                                                                      3.85       $    1,020,000
     800,000    Santa Cruz Hsg. Auth. Rev. Bonds (Paloma Del Mar Apts.) Ser. A VRDN, 3.70%
                (LOC: Wells Fargo) (Note C)                                                               3.70              800,000
   2,000,000    School Fac. Fin. Corp. COP (Capital Improvement ) Ser. D VRDN, 3.95%
                (LOC: KBC Bank) (Note C)                                                                  3.95            2,000,000
   3,500,000    Southern CA Pub. Power Auth. Rev. Bonds (Palo Verde Proj.) Ser. B VRDN, 3.75%
                (SBPA: Morgan Guaranty Trust) (Note C)                                                    3.75            3,500,000
   7,200,000    Southern CA Pub. Power Auth. Rev. Bonds (Southern Transmission) VRDN, 3.75%
                (LOC: Barclays Bank) (Note C)                                                             3.75            7,200,000
   5,000,000    Stanislaus Waste To Energy Rev. Bonds (Ogden Martin Proj. ) VRDN, 3.75%
                (SBPA: Morgan Guaranty Trust) (Note C)                                                    3.75            5,000,000
   6,000,000    Statewide CDA (Fairfax Towers Proj.) Ser. A VRDN, 3.85% (LOC: FNMA) (Note C)              3.85            6,000,000
  11,000,000    Statewide CDA Rev. Bonds, Ser. N-6 VRDN, 4.00% (SBPA: Bank of New York) (Note C)          4.00           11,000,000
   9,900,000    Transit Fin. Auth. Rev. Bonds, Ser. 1997 VRDN, 3.75%
                (SBPA: Credit Suisse First Boston) (Note C)                                               3.75            9,900,000
   4,000,000    Univ. of CA Board of Regents, CP Notes, Ser. A, 3.60%, due 12/13/00                       3.60            4,000,000
  10,000,000    Watereuse Fin. Auth. Rev. Bonds, VRDN, 3.75% (SBPA: Credit Suisse First Boston) (Note C)  3.75           10,000,000
  11,000,000    West Basin Muni. Water Dist. Rev. Bonds (Phase III Recycled Water) Ser. A VRDN, 3.70%
                (LOC: Bayerische Hypo -und Vereinsbank AG) (Note C)                                       3.70           11,000,000
                                                                                                                     --------------
                                                                                                                        206,566,340
                                                                                                                     --------------
                PUERTO RICO--3.0%
   1,500,000    Highway & Transportation Auth. Rev. Bonds (ROC II TR1) VRDN, 3.63%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  3.63            1,500,000
   5,000,000    Highway & Transportation Auth. Rev. Bonds (ROC 2) VRDN, 3.63%
                (LIQ: Salomon Smith Barney)(Notes C, E)                                                   3.63            5,000,000
                                                                                                                     --------------
                                                                                                                          6,500,000
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS (Cost $213,066,340)--99.3%                                                  213,066,340

                OTHER ASSETS AND LIABILITIES, NET--0.7%                                                                   1,479,578
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                                  $  214,545,918
                                                                                                                     ==============


  Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
                                                                              33


------------------------------------------------------------------------------------------------------------------------------------

                                       TD WATERHOUSE FAMILY OF FUNDS, INC.
                  NEW YORK MUNICIPAL MONEY MARKET PORTFOLIO   o    SCHEDULE OF INVESTMENTS
                                                 October 31, 2000
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MUNICIPAL OBLIGATIONS

                NEW YORK--95.0%
$    485,000    Altmar Parish-Williamstown CSD GO Bonds, 5.10%, due 6/15/01 (Insured: FGIC)               4.05        $     487,908
   4,500,000    Babylon IDA Rev. Bonds (Ogden Martin Proj.) VRDN, 4.00%
                (SBPA: Chase Manhattan Bank) (Note C)                                                     4.00            4,500,000
     400,000    Campbell-Savona CSD GO Bonds, 4.50%, due 6/15/01 (Insured: FSA)                           4.10              401,069
   4,300,000    Dorm. Auth. Rev. Bonds (FFT Senior Community Inc.) Ser. A VRDN, 4.10%
                (LOC: KBC Bank) (Note C)                                                                  4.10            4,300,000
   1,500,000    Dorm. Auth. Rev. Bonds (Sloan Kettering Cancer Center.) Ser. 1989B VRDN, 4.20%
                (LOC: Chase Manhattan Bank) (Note C)                                                      4.20            1,500,000
     500,000    Energy Research & Dev. Auth. Rev. Bonds (Niagara Mohawk Power), Ser. 1986A VRDN, 4.60%
                (LOC: Bank One) (Note C)                                                                  4.60              500,000
   4,200,000    Energy Research & Dev. Auth. PCR Bonds (Orange & Rockland Ctys.) Ser. A VRDN, 4.00%
                (LIQ: Societe Generale) (Note C)                                                          4.00            4,200,000
   4,000,000    Env. Fac. Solid Waste Rev. Bonds (General Elec. Co. Proj.) 4.25%, due 11/6/00             4.25            4,000,000
   2,000,000    Erie Cty. Water Auth. Rev. Bonds, Ser. A VRDN, 4.00%
                (SBPA: National Australia Bank) (Note C)                                                  4.00            2,000,000
   2,705,000    Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A VRDN, 4.25% (LOC: FHLB) (Note C)    4.25            2,705,000
     445,000    Herkimer CSD GO Bonds, 5.12%, due 6/15/01 (Insured: FSA)                                  4.45              447,462
   5,000,000    HFA (Service) Ser. A VRDN, 4.00% (LOC: Commerzbank) (Note C)                              4.00            5,000,000
   4,100,000    HFA Rev. Bonds (150 East 44th St. Proj.) Ser. A VRDN, 4.20% (LOC: Fleet Bank) (Note C)    4.20            4,100,000
   1,400,000    HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A VRDN, 4.35% (LOC: FHLB) (Note C)           4.35            1,400,000
     195,000    HFA Rev. Bonds (Mental Hygeine) 7.60%, due 5/1/01  (Escrowed to Maturity in
                U.S. Government Securities) (Note D)                                                      4.35              198,082
     412,000    Highland CSD GO Bonds, 5.00% due 6/15/01 (Insured: FSA)                                   4.10              414,220
   2,000,000    Local Govt. Assistance Corp., Ser. D VRDN, 4.15% (LOC: Societe Generale) (Note C)         4.15            2,000,000
   4,100,000    Local Govt. Assistance Corp., Ser. G VRDN, 4.00% (LOC: Bank of Nova Scotia) (Note C)      4.00            4,100,000
   4,400,000    Med. Care Fac. Fin. Auth. Rev. Bonds (Lenox Hill Hosp.) Ser. A VRDN, 4.25%
                (LOC: Chase Manhattan Bank) (Note C)                                                      4.25            4,400,000
   4,900,000    Metropolitan Transportation Auth. Rev. Bonds, 4.20% due 12/6/00 (LOC: ABN-AMRO Bank)      4.20            4,900,000
     325,000    Monroe Cty. GO Bonds, 5.00%, due 3/1/01                                                   4.25              325,759
   1,910,000    Muni Assistance Corp. , Ser. G, 5.50%, due 7/1/01                                         4.20            1,925,961
     250,000    Nassau Cty. GO Bonds, Ser. E, 5.00%, due 5/1/01 (Insured: MBIA)                           4.35              250,425
   1,500,000    Nassau Cty. GO Bonds, Ser. Z, 4.25%, due 9/1/01 (Insured: FGIC)                           4.25            1,500,000
   4,040,000    NYC Cultural Res. Rev. Bonds (American Museum of Natural History) Ser. B VRDN, 4.00%
                (SBPA: Credit Suisse First Boston) (Note C)                                               4.00            4,040,000
   4,000,000    NYC GO Bonds, Ser. 1994 A6 VRDN, 4.15% (LOC: Landesbank Hessen-Thueringen GZ) (Note C)    4.15            4,000,000
   1,500,000    NYC GO Bonds, Ser, 1995 F3 VRDN, 4.20% (LOC: Morgan Guaranty Trust) (Note C)              4.20            1,500,000
     250,000    NYC GO Bonds, Series A, 7.75% due 8/15/01 prerefunded @ 101.5 (Note D)                    4.25              260,182
     700,000    NYC IDA Rev. Bonds (USA Waste Services) VRDN, 4.25% (LOC: KBC Bank) (Note C)              4.25              700,000
   4,000,000    NYC Muni Water Fin. Auth CP Notes, Ser. 5A, 4.00% due 11/8/00
                (LOC: Landesbank Hessen-Theuringen GZ, Bayerische Landesbank GZ,
                Westdeutche Landesbank GZ)                                                                4.00            4,000,000
     800,000    NYC Transitional Fin. Auth. Rev. Bonds (Trust Receipts) Ser. A16 VRDN, 5.25%
                (LIQ: Bayerische Hypo -und Vereinsbank AG) (Notes C, E)                                   5.25              800,000
   3,000,000    Oyster Bay GO BANS, 5.13%, due 9/28/01                                                    4.70            3,011,021
   5,000,000    Oyster Bay GO BANS, Ser. C, 5.00%, due 8/24/01                                            4.40            5,022,711
   1,400,000    Port Authority of NY & NJ, Ser. 1996-5 VRDN, 4.60% (SBPA:
                Bayerische Landesbank GZ) (Note C)                                                        4.60            1,400,000
   2,365,000    Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987 VRDN, 4.10%
                (LOC: Scotia Bank) (Note C)                                                               4.10            2,365,000
   5,000,000    Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305 VRDN, 3.95%
                (LIQ: Citibank) (Notes C, E)                                                              3.95            5,000,000
   4,500,000    Triborough Bridge & Tunnel Auth. GO Bonds (Trust Receipts), Ser. N17 VRDN, 4.35%
                (SBPA: Bank of New York) (Notes C, E)                                                     4.35            4,500,000
   1,700,000    Triborough Bridge & Tunnel Auth. GO RANS, Ser. 2000A VRDN, 4.35%
                (SBPA: Bank of New York) (Note C)                                                         4.35            1,700,000
     680,000    Webster CSD GO BANS, 4.88%, due 6/15/01                                                   4.45              681,733
   1,126,000    Webster CSD GO Bonds, 4.80%, due 6/15/01                                                  4.05            1,131,053
                                                                                                                     --------------
                                                                                                                         95,667,586
                                                                                                                     --------------
                PUERTO RICO--4.5%
   4,500,000    Highway & Transportation Auth. Rev. Bonds (ROC) VRDN, 3.63%
                (LIQ: Salomon Smith Barney) (Notes C, E)                                                  3.63            4,500,000
                                                                                                                     --------------
                TOTAL MUNICIPAL OBLIGATIONS (Cost $100,167,586)--99.5%                                                  100,167,586
                OTHER ASSETS AND LIABILITIES, NET--0.5%                                                                     538,220
                                                                                                                     --------------
                NET ASSETS--100.00%                                                                                  $  100,705,806
                                                                                                                     ==============

  Please see accompanying notes to the schedules of investments and financial statements.

--------------------------------------------------------------------------------
34

                       TD WATERHOUSE FAMILY OF FUNDS, INC.


                        NOTES TO SCHEDULES OF INVESTMENTS
                                October 31, 2000

         (A) Variable rate securities. The rates shown are the current rates on October 31, 2000. Dates shown represent the next interest reset date.

         (B) These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2000, the aggregate market value of these securities, valued at amortized cost, is $527,722,383, representing 8.6% of net assets of the Money Market Portfolio, and $37,500,000, representing 4.2% of the net assets of the U.S. Government Portfolio.

         (C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

         (D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government Securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

         (E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2000, these securities amounted to $1,879,588,639, or 30.5% of net assets of the Money Market Portfolio, $87,050,164 or 16.6% of net assets of the Municipal Portfolio, $24,265,000 or 11.3% of net assets of the California Municipal Money Market Portfolio, and $14,800,000 or 14.7% of net assets of the New York Municipal Money Market Portfolio.

         (F) Security may be extended at issuer's option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

                                           DESCRIPTION OF ABBREVIATIONS


------------------------------------------------------------------------------------------------------------------------------------
AMBAC     American Municipal Bond Assurance Corporation  IDC       Industrial Development Corporation
BANS      Bond Anticipation Note                         IDR       Industrial Development Revenue Bond
COP       Certificates of Participation                  IRB       Industrial Revenue Bonds
CP        Commercial Paper                               ISD       Independent School District
CDA       Community Development Authority                LIQ       Liquidity Agreement
CSD       Central School District                        LLC       Limited Liability Corporation
DFA       Developmental Finance Authority                LOC       Letter of Credit
EDA       Economic Development Authority                 LP        Limited Partnership
EDC       Economic Development Corporation               MBIA      Municipal Bond Investors Assurance Insurance Corporation
EDR       Economic Development Revenue                   MFH       Multi-Family Housing
FGIC      Financial Guaranty Insurance Company           MUD       Municipal Urban Development
FHLB      Federal Home Loan Bank                         PCR       Pollution Control Revenue Bond
FNMA      Federal National Mortgage Association          RANS      Revenue Anticipation Notes
FSA       Financial Security Assurance Inc.              ROC       Reset Option Certificate
GO        General Obligation                             SBPA      Standby Bond Purchase Agreement
GTY       Guarantee                                      SD        School District
HEFA      Health & Education Facilities Authority        SLMA      Student Loan Marketing Association
HDA       Housing Development Authority                  SFM       Single Family Mortgage
HFA       Housing Finance Authority                      TANS      Tax Anticipation Notes
HFC       Housing Finance Commission                     TRANS     Tax Revenue Anticipation Notes
IDA       Industrial Development Authority               USD       Unified School District
IDB       Industrial Development Board                   VRDN      Variable Rate Demand Note
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This Report has been prepared for  shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                                                              35

                         Report of Independent Auditors


Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) as of October 31, 2000, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the TD Waterhouse Family of Funds, Inc. at October 31, 2000, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                                        /s/ Ernst & Young LLP


New York, New York
December 1, 2000

                                      2000

                                  Annual Report

                                October 31, 2000



                               [GRAPHIC OMITTED]




                                  TD Waterhouse
                                     Dow 30
                                      Fund


                                     [LOGO]

--------------------------------------------------------------------------------

                                                 TD WATERHOUSE TRUST
                                         BOARD OF TRUSTEES AND EXECUTIVE OFFICERS


       TRUSTEES                                                                           EXECUTIVE OFFICERS

       George F. Staudter                        Carolyn B. Lewis                         George A. Rio*
       Director of Koger Equity, Inc.            President of                             President, Treasurer
       Independent Financial Consultant          The CBL Group                            and Chief Financial Officer

       Richard W. Dalrymple                      Lawrence J. Toal                         Christopher J. Kelley*
       President of Teamwork                     President and CEO of                     Vice President and Secretary
       Management, Inc.                          Dime Bancorp, Inc.
       *Affiliated person of the Distributor



                                           TD WATERHOUSE ASSET MANAGEMENT, INC.
                                          BOARD OF DIRECTORS AND EXECUTIVE OFFICERS


       DIRECTORS

       Lawrence M. Waterhouse, Jr.               Frank J. Petrilli                        Richard H. Neiman
       Chairman                                  Chairman, President and                  Executive Vice President,
       TDWaterhouse Holdings, Inc.               Chief Executive Officer                  General Counsel and Secretary


       SENIOR OFFICERS

       David A. Hartman                          B. Kevin Sterns                          Michele R. Teichner
       Senior Vice President                     Executive Vice President                 Senior Vice President
       Chief Investment Officer                  Chief Financial Officer &Treasurer       Compliance, Administration
                                                                                          & Operations


                                                   SERVICE PROVIDERS


          INVESTMENT MANAGER                       TRANSFER AGENT                       INDEPENDENT AUDITORS
 TD Waterhouse Asset Management, Inc.       National Investor Services Corp.                Ernst & Young LLP
            100 Wall Street                        55 Water Street                       787 Seventh Avenue
          New York, NY 10005                     New York, NY 10041                      New York, NY 10019

            ADMINISTRATOR &                           CUSTODIAN                              LEGAL COUNSEL
         SHAREHOLDER SERVICING                   The Bank of New York                   Swidler Berlin Shereff
 TD Waterhouse Investor Services, Inc.             100 Church Street                         Friedman, LLP
            100 Wall Street                      New York, NY 10286                     405 Lexington Avenue
          New York, NY 10005                                                             New York, NY 10174
      Customer Service Department                    DISTRIBUTOR
            1-800-934-4448                      Funds Distributor, Inc.              INDEPENDENT TRUSTEES COUNSEL
                                                   60 State Street                    Willkie Farr & Gallagher
                                                  Boston, MA 02109                     153 East 53rd Street
                                                                                        New York, NY 10022



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


Dear Shareholder:
--------------------------------------------------------------------------------

We are pleased to provide you with the annual report for the TD Waterhouse Dow 30 Fund (the "Fund") for the fiscal year ended October 31, 2000. Total net assets for the Fund were approximately $160.7 million as of October 31, 2000. The Dow Jones Industrial Average(SM) ("DJIA"(SM)) ended the period up 2.25%, starting at 10,729.86 on October 31, 1999 and finishing at 10,971.14 on October 31, 2000. Over the Fund's past fiscal year, the DJIA has largely remained in a wide range between a low of about 10,000 and a high of about 11,500. On a total return basis, which includes reinvested dividends, the annual return for the DJIA was +3.78%.

Your Fund had a total return for the same period of +3.56%, after expenses. Since the investment objective of the Fund is to match the performance of the DJIA before Fund expenses, we are pleased with these results. As with any investment, past performance is no guarantee of future results and there is no guarantee that the Fund's investment objective will be achieved in the future. We will continue to work diligently, seeking to achieve the objective of the Fund and to provide our shareholders with an investment vehicle designed to closely emulate the performance of the DJIA.


                               [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                Dow 30 Fund Average Annual Return as of 10/31/00:
                                 One Year: 3.56%
                        Since Inception (3/31/98): 10.54%
--------------------------------------------------------------------------------


Note: Performance data quoted represents past performance. As with all investments, past performance is no guarantee of future results. The return is based on a constant investment throughout the period, includes reinvestment of dividends and reflects a net return to the shareholders after all expenses, inclusive of fee waivers. Without this waiver, the Fund's total return would have been lower. The returns shown for the DJIA reflect the reinvestment of dividends but do not include any expenses, since an index has none. It is not possible to invest in an index.

          The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


The price performance of each of the DJIA stocks during the 12 months ended October 31, 2000 is shown in the chart below. As can be seen in the chart, there was an unusually wide disparity in performance among the individual stocks. During the period, several companies executed stock splits, including Home Depot Inc. (3-for-2), General Electric Co. (3-for-1), American Express Co. (3-for-1), Alcoa Inc. (2-for-1), Intel Corp. (2-for-1), Citigroup Inc. (4-for-3), and Hewlett-Packard Co. (2-for-1). In addition, Hewlett-Packard Co. spun off its Agilent Technologies Inc. subsidiary.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
  Price                                          Price
Appreciation* DJIA Component                  Appreciation*    DJIA Component
------------------------------------------------------------------------------------------------
 60.7%       Hewlett-Packard Co.                    0.1%      Int'l Business Machines Corp.
------------------------------------------------------------------------------------------------
 47.2%       The Boeing Co.                        -5.5%      Honeywell International
------------------------------------------------------------------------------------------------
 45.4%       Philip Morris Cos. Inc.               -5.6%      Alcoa Inc.
------------------------------------------------------------------------------------------------
 35.8%       The Walt Disney Co.                  -11.6%      General Motors Corp.
------------------------------------------------------------------------------------------------
 29.6%       Citigroup Inc.                       -12.1%      Johnson & Johnson
------------------------------------------------------------------------------------------------
 26.5%       J.P. Morgan & Co., Inc.              -14.6%      Home Depot Inc.
------------------------------------------------------------------------------------------------
 21.3%       General Electric Co.                 -20.0%      Wal-Mart Stores, Inc.
------------------------------------------------------------------------------------------------
 20.4%       Exxon Mobil Corp.                    -24.9%      McDonald's Corp.
------------------------------------------------------------------------------------------------
 16.9%       American Express Co.                 -25.6%      Microsoft Corp.
------------------------------------------------------------------------------------------------
 16.2%       Intel Corp.                          -29.6%      E.I.  du Pont de  Nemours  and Co.
------------------------------------------------------------------------------------------------
 15.4%       United Technologies Corp.            -30.4%      International Paper Co.
------------------------------------------------------------------------------------------------
 13.3%       SBC Communications Inc.              -31.9%      The Proctor & Gamble Co.
------------------------------------------------------------------------------------------------
 13.0%       Merck & Co., Inc.                    -34.9%      Eastman Kodak Co.
------------------------------------------------------------------------------------------------
  2.3%       The Coca-Cola Company                -36.5%      Caterpillar Inc.
------------------------------------------------------------------------------------------------
  1.6%       Minnesota Mining & Mfg. Co.          -50.4%      AT&T Corp.
------------------------------------------------------------------------------------------------
             (c) 2000 Dow Jones & Company

Notes: *Percentages reflect each stock's price appreciation only. They do not include reinvested dividends. The stocks are listed from the best performer to the worst over the most recent 12-month period. Performance quoted represents past performance and is not a guarantee of future results.

The U.S. stock market's performance over the Fund's most recent fiscal year was marked by significant volatility. Most recently, investor sentiment has been primarily influenced by valuation concerns, as surging oil prices and a falling European currency - the "Euro" pressured the earnings of several companies. Combined with several interest rate increases engineered by the Federal Reserve Open Market Committee ("Federal Reserve"), investors were forced to consider lowering their expectations for the economy's future growth rate and corporate profits. While the U.S. economy expanded at a strong pace over the last four calendar quarters, growing at an average annualized rate of over 5.0%, there are signs that the growth rate could be adjusting to a slower, more sustainable pace. This is largely due to the Federal Reserve's six interest rate increases since June 1999. The ultimate impact of these rate adjustments on corporate earnings, stock prices, economic growth and inflation are uncertain at this point in time.

Looking forward to the next six months, the market's direction will likely be primarily affected by how quickly and by how much the economy slows, as well as by the impact of this slowing on corporate earnings, interest rates, inflationary trends, and money investment flows. In light of today's economic and market environments, we believe the overall quality and underlying financial strength of the companies comprising the DJIA can provide a solid investment foundation for our shareholders' investments in the Fund.

We welcome additional investments into the Fund, and provide a number of attractive ways to invest or add to current positions. The minimum initial investment is $1,000 and $100 for subsequent purchases, although these minimums may be waived for existing customers of TD Waterhouse Investor Services, Inc. ("TD Waterhouse"). For TD Waterhouse IRA accounts, there are no minimum or subsequent investment requirements. A periodic investment plan is also available which requires a minimum investment of $100 monthly or $300 quarterly. Keep in mind, however, that periodic investing neither guarantees a profit nor protects against a loss in a declining market. You may contact TD Waterhouse's mutual funds service department at 1-800-934-4448 and press option number 4 or your local branch office for more information.

Sincerely,

/s/ Frank J. Petrilli

Frank J. Petrilli
President and Chief Operating Officer
TD Waterhouse Group, Inc.

December 12, 2000
An investment in the Fund is neither FDIC-Insured nor guaranteed by the U. S. Government and is not a deposit or obligation guaranteed by any bank and is subject to investment risk, including possible loss of the principal amount invested.

Distributor: Funds Distributor, Inc.

--------------------------------------------------------------------------------
40

--------------------------------------------------------------------------------


                          ----------------------------
                                Table of Contents
                          ----------------------------


Schedule of Investments ...................................................  42


Statement of Assets and Liabilities .......................................  43


Statement of Operations ...................................................  44


Statement of Changes in Net Assets ........................................  45


Financial Highlights ......................................................  46


Notes to Financial Statements .............................................  47


Report of Independent Auditors ............................................  51



--------------------------------------------------------------------------------
                                                                              41

-----------------------------------------------------------------------------------------------
                            TD WATERHOUSE DOW 30 FUND

                             Schedule of Investments
                                October 31, 2000
                                                                     NUMBER OF
                                                                       SHARES            VALUE
-----------------------------------------------------------------------------------------------

COMMON STOCKS
Alcoa Inc.                                                            87,925      $   2,522,348
American Express Co.                                                  87,925          5,275,500
AT&T Corp.                                                            87,925          2,038,761
The Boeing Co.                                                        87,925          5,962,414
Caterpillar Inc.                                                      87,925          3,082,870
Citigroup Inc.                                                        87,925          4,627,053
The Coca-Cola Company                                                 87,925          5,308,472
E.I. du Pont de Nemours and Co.                                       87,925          3,989,597
Eastman Kodak Co.                                                     87,925          3,945,634
Exxon Mobil Corp.                                                     87,925          7,841,811
General Electric Co.                                                  87,925          4,819,389
General Motors Corp.                                                  87,925          5,462,341
Hewlett-Packard Co.                                                   87,925          4,083,017
Home Depot Inc.                                                       87,925          3,780,775
Honeywell International                                               87,925          4,731,464
Intel Corp.                                                           87,925          3,956,625
International Business Machines Corp.                                 87,925          8,660,613
International Paper Co.                                               87,925          3,220,253
J.P. Morgan & Co., Inc.                                               87,925         14,551,588
Johnson & Johnson                                                     87,925          8,100,091
McDonald's Corp.                                                      87,925          2,725,675
Merck & Co., Inc.                                                     87,925          7,907,755
Microsoft Corp.(A)                                                    87,925          6,055,834
Minnesota Mining & Manufacturing Co.                                  87,925          8,495,753
Philip Morris Cos., Inc.                                              87,925          3,220,253
The Proctor & Gamble Co.                                              87,925          6,281,142
SBC Communications Inc.                                               87,925          5,072,173
United Technologies Corp.                                             87,925          6,138,264
Wal-Mart Stores, Inc.                                                 87,925          3,989,597
The Walt Disney Co.                                                   87,925          3,148,814
                                                                                    -----------

TOTAL COMMON STOCKS (cost $152,905,986)--98.9%                                      158,995,876
                                                                                    -----------

OTHER (cost $361,813)--0.2%
Diamonds(SM) Trust, Series 1                                           3,485            381,281
                                                                                    -----------

REPURCHASE AGREEMENT--0.6%
ABN AMRO Inc. (Par Value & Cost $900,000)
~dated 10/31/00, due 11/1/00, 6.61%, in the amount of $900,165
~fully collateralized by $890,000 U.S. Government Securities, 7.12%, 11/15/01,
     value $922,736                                                                     900,000
                                                                                    -----------

U.S. GOVERNMENT OBLIGATIONS (cost $99,392)--0.1%
United States Treasury Bill, dated 12/9/00, matures 12/7/00,
par value $100,000, yield at time of purchase 6.18%(B)                                   99,390
                                                                                    -----------

TOTAL INVESTMENTS (cost $154,267,191)--99.8%                                        160,376,547

OTHER ASSETS AND LIABILITIES, NET--0.2%                                                 327,639
                                                                                    -----------

NET ASSETS--100.0%                                                                 $160,704,186
                                                                                   ============

(A)  Non-income producing security

(B)  Security pledged as collateral on open futures contracts



             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
42


----------------------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                       Statement of Assets and Liabilities
                                October 31, 2000


ASSETS
    Investments in securities, at value (cost $154,267,191)                       $160,376,547
    Dividend and interest receivable                                                   107,341
    Receivable for capital shares sold                                                 361,878
    Receivable for investment securities sold                                        4,109,148
    Receivable from broker                                                             155,589
    Variation margin receivable                                                         22,500
                                                                                 -------------
             Total Assets                                                          165,133,003

LIABILITIES
    Bank overdraft                                                                      90,762
    Payable for capital shares redeemed                                                127,892
    Payable for investment securities purchased                                      4,140,923
    Payable to Investment Manager and its affiliates (Note 3)                           11,619
    Other accrued expenses                                                              57,621
                                                                                 -------------
             Total Liabilities                                                       4,428,817
                                                                                 -------------

NET ASSETS                                                                        $160,704,186
                                                                                 =============
    Net assets consist of:
    Paid-in-capital                                                                140,026,169
    Accumulated net realized gains from security transactions                       14,642,193
    Net unrealized appreciation on investments and futures contracts                 6,035,824
                                                                                 -------------
    Net assets, at value                                                          $160,704,186
                                                                                 =============

    Shares of beneficial interest outstanding                                       14,653,522
                                                                                 =============

    Net asset value, redemption price and offering price per share (Note 2)       $      10.97
                                                                                 =============


             Please see accompanying notes to financial statements.

----------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                             Statement of Operations
                       For the Year Ended October 31, 2000


INVESTMENT INCOME
    Dividend income                                               $ 2,682,335
    Interest income                                                    12,179
                                                                 ------------

    Total Investment Income                                         2,694,514
                                                                 ------------

EXPENSES
    Shareholder servicing fees (Note 3)                               439,598
    Investment management fees (Note 3)                               351,678
    Custody fees (Note 2)                                              91,928
    Transfer agent fees (Note 3)                                       87,920
    Professional fees                                                  78,831
    Registration fees                                                  55,675
    Shareholder reports and mailing                                    49,355
    Trustees' fees                                                     22,589
    Other expenses                                                     13,021
                                                                 ------------
    TOTAL EXPENSES                                                  1,190,595

Fees waived/expenses reimbursed by the Investment Manager
    and its affiliates (Note 3)                                      (751,009)
                                                                 ------------
    Net Expenses                                                      439,586
                                                                 ------------

    Net Investment Income                                           2,254,928
                                                                 ------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
    Net realized gains from security transactions                  15,234,788
    Net change in unrealized depreciation on investments          (11,035,243)
    Net change in unrealized depreciation on futures contracts        (73,532)
                                                                 ------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                    4,126,013
                                                                 ------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $ 6,380,941
                                                                 ============


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                            TD WATERHOUSE DOW 30 FUND

                                       Statement of Changes in Net Assets



                                                                            Year                          Year
                                                                            Ended                         Ended
                                                                         October 31,                   October 31,
                                                                            2000                          1999
                                                                       --------------                -------------
OPERATIONS:
   Net investment income                                                 $  2,254,928                 $  1,622,456
   Net realized gains from security transactions                           15,234,788                    2,545,555
   Net change in unrealized appreciation/depreciation on investments      (11,108,775)                  17,310,316
                                                                       --------------                -------------
Net increase in net assets from operations                                  6,380,941                   21,478,327
                                                                       --------------                -------------

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                                              (2,264,934)                  (1,622,456)
   In excess of net investment income                                              --                       (2,724)
   From net realized gains on security transactions                        (3,057,262)                          --
                                                                       --------------                -------------
Total distributions to shareholders                                        (5,322,196)                  (1,625,180)
                                                                       --------------                -------------


CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold                                               88,503,495                  155,677,326
   Reinvestment of dividends                                                5,322,196                    1,625,180
   Payments for shares redeemed                                          (109,491,695)                 (64,055,262)
                                                                       --------------                -------------
Net increase (decrease) in net assets from capital share transactions     (15,666,004)                  93,247,244
                                                                       --------------                -------------

Total Increase (Decrease) in Net Assets                                   (14,607,259)                 113,100,391


NET ASSETS:
   Beginning of period                                                    175,311,445                   62,211,054
                                                                       --------------                -------------
   End of period                                                         $160,704,186                 $175,311,445
                                                                       ==============                =============


CAPITAL STOCK TRANSACTIONS:
   Shares sold                                                              8,195,894                   15,233,177
   Shares issued for dividends reinvested                                     492,427                      159,759
   Shares redeemed                                                        (10,094,133)                  (6,294,226)
   Effect of reverse stock split                                             (281,516)                          --
                                                                       --------------                -------------
   Net increase (decrease) in shares outstanding                           (1,687,328)                   9,098,710
                                                                       ==============                =============


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
                                                                             45

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND

                              Financial Highlights


Contained below is per share operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been derived from the Fund's financial statements.


                                                                    Year                   Year                Period
                                                                    Ended                  Ended                Ended
                                                                 October 31,            October 31,          October 31,
                                                                    2000                   1999+               1998*+
                                                              ---------------        ---------------        --------------
PER SHARE OPERATING PERFORMANCE
       Net asset value, beginning of period                   $         10.91        $          8.74        $       8.93
                                                              ---------------        ---------------        --------------

INVESTMENT OPERATIONS
       Net investment income                                             0.13                   0.14                0.08
       Net realized and unrealized gains (losses) on
          investments                                                    0.25                   2.17               (0.19)
                                                              ---------------        ---------------        --------------
       Total From Investment Operations                                  0.38                   2.31               (0.11)

DISTRIBUTIONS TO SHAREHOLDERS
       Distributions from net investment income                         (0.13)                 (0.14)              (0.08)
       Distributions from realized gains on investments                 (0.19)                    --                  --
                                                              ---------------        ---------------        --------------

       Total Distributions                                              (0.32)                 (0.14)              (0.08)

NET ASSET VALUE, END OF PERIOD                                $         10.97        $         10.91        $       8.74
                                                              ===============        ===============        ==============



RATIOS
       Ratio of net expenses to average net assets                       0.25%                  0.25%               0.25%(A)
       Ratio of net investment income to average net assets              1.28%                  1.37%               1.48%(A)
       Decrease reflected in above expense ratio due to
       waivers/reimbursements by the Investment Manager
       and its affiliates (Note 3)                                       0.43%                  0.43%               0.55%(A)

SUPPLEMENTAL DATA
       Portfolio turnover rate                                             38%                    47%                  8%(A)
       Total investment return (B)                                       3.56%                 26.72%              (1.19%)
       Net assets, end of period                               $  160,704,186        $   175,311,445        $  62,211,054
                                                              ===============        ===============        ==============

       Average net assets                                      $  175,715,409        $   118,399,466        $  28,460,853
                                                              ===============        ===============        ==============


*    The Fund commenced operations on March 31, 1998.

+ Adjusted for a .983262 to 1 reverse stock split paid to shareholders of record on December 2, 1999.

(A)  Annualized.

(B) Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


             Please see accompanying notes to financial statements.

--------------------------------------------------------------------------------
46

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000


NOTE 1 -- ORGANIZATION

TD Waterhouse Trust (the "Trust") was organized as a Delaware business trust on August 6, 1999. The Trust is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act") and currently consists of eight funds including the TD Waterhouse Dow 30 Fund (the "Fund"). Shares of beneficial interest of the Trust are registered under the Securities Act of 1933, as amended. The investment objective of the Fund is to seek to track the total return of the Dow Jones Industrial Average(SM) before Fund expenses. The Fund commenced operations on March 31, 1998 and became part of the Trust on November 5, 1999. It is a non-diversified portfolio.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

   The following is a summary of the Fund's significant accounting policies:

Share Valuation -- The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share are equal to the net asset value per share.

Securities Valuation -- The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern Time). Securities which are traded over-the-counter are valued at the last sales price, if available, otherwise, at the last quoted bid price. Securities traded on a national stock exchange are valued based upon the closing price on the principal exchange where the security is traded.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Futures Contracts -- The Fund may invest in stock index futures contracts. The Fund is required to deposit with the broker an amount of cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." The "variation margin" represents the daily fluctuation in the value of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. The Fund may purchase index futures contracts for several reasons: to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transactions costs, or to seek higher investment returns when a futures contract is priced more attractively than securities in the index.

As of October 31, 2000, the Fund had the following open futures contracts: 18 DJIA Index Futures contracts expiring in December 2000, market value covered by the contracts of $1,983,960, and unrealized depreciation of $73,532.

Investment Income -- Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Under the terms of the custody agreement, the Fund receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

--------------------------------------------------------------------------------
                                                                              47

--------------------------------------------------------------------------------

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000
                                   (continued)


Distributions to Shareholders -- Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses which are applicable to all funds in the Trust are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is the Fund's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies, and distributes at least 90% of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

Reclassification of Capital Components -- As of October 31, 2000, to reflect permanent book to tax differences, the Fund reclassified $10,006 from accumulated net realized gains from security transactions to undistributed net investment income. This reclassification had no effect on net assets or net asset value per share.

NOTE 3-- INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to the Fund, the Fund pays the Investment Manager an annual investment management fee, equal to .20 of 1% of the average daily net assets of the Fund. The Investment Manager will limit the Fund's overall expense ratio to no more than 0.45% on an annual basis; however, for the fiscal year ended October 31, 2000, the investment manager limited expenses to 0.25%. All expense limitations are voluntary. For the year ended October 31, 2000, the Investment Manager voluntarily waived $300,404 of its investment management fee.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, the Investment Manager (not the Fund) pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
48

                            TD WATERHOUSE DOW 30 FUND


                          Notes to Financial Statements
                       For the Year Ended October 31, 2000
                                   (continued)


TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that the Fund pay TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. For the year ended October 31, 2000, TD Waterhouse voluntarily waived $375,504 of its shareholder servicing fee for the Fund.

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency-related services. For such services, the Fund pays the Transfer Agent a monthly fee at an annual rate of .05 of 1% of average daily net assets. For the year ended October 31, 2000, the Transfer Agent voluntarily waived $75,101 of its transfer agent fee for the Fund.

Each Trustee who is not an "interested person" as defined in the Act, who serves on the Board of Trustees/Directors of one or more investment companies in the "Fund Complex" (which includes the Trust, TD Waterhouse Family of Funds, Inc. and National Investors Cash Management Fund, Inc.) receives:

1.   a base annual retainer of $15,000, payable quarterly,

2. a supplemental annual retainer of $6,000, if serving on the Board of Trustees/Directors of more than two companies in the Fund Complex,

3. an additional supplemental annual retainer of $2,500, if serving on the Board of Trustees/Directors of three or more companies in the Fund Complex, and

4.   a meeting fee of $3,000 for each meeting attended.

Compensation is allocated among the companies and the respective funds.

The Fund placed all of its portfolio transactions with TD Waterhouse. There were no commissions paid to TD Waterhouse for the year ended October 31, 2000.


NOTE 4 - INVESTMENT TRANSACTIONS

Purchases and proceeds from sales and maturities of investment securities, other
than  short-term   investments,   amounted  to  $66,208,252   and   $82,263,317,
respectively, for the year ended October 31, 2000.

The  cost  of  portfolio   investments  for  Federal  income  tax  purposes  was
substantially the same as the cost for financial reporting purposes as of October 31, 2000. Accordingly, net unrealized appreciation for Federal income tax purposes aggregated $6,109,356, consisting of $21,009,271 gross unrealized appreciation and $14,899,915 gross unrealized depreciation.

--------------------------------------------------------------------------------
                                                                              49

--------------------------------------------------------------------------------
                            TD WATERHOUSE DOW 30 FUND


                Notes to Financial Statements -- October 31, 2000
                                   (continued)


NOTE 5 -- SUBSEQUENT EVENT

On December 8, 2000, the Fund paid a capital gain distribution to shareholders of record on December 7, 2000 in the amount of $1.20 per share (the short-term capital gain distribution was $0.22 per share and the long-term capital gain distribution was $0.98 per share). On the same day, the Fund declared a reverse share split with a factor of 0.88674 in order to restore the Fund's net asset value per share to at or near .001 (or 1/1000) of the closing value of the Dow Jones Industrial Average.

Note 6-- Federal Tax Information (Unaudited)

As required by Federal regulations, shareholders will receive notification of their portion of the Fund's taxable ordinary dividends and capital gains distributions paid, (if any), for the 2000 calendar year early in 2001.








--------------------------------------------------------------------------------
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
50

--------------------------------------------------------------------------------

                         Report of Independent Auditors


Shareholders and Board of Trustees
TD Waterhouse Dow 30 Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the TD Waterhouse Dow 30 Fund (one of the funds comprising TD Waterhouse Trust) as of October 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the TD Waterhouse Dow 30 Fund at October 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                            /s/Ernst & Young LLP


New York, New York
December 1, 2000

--------------------------------------------------------------------------------
                                                                              51

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